    As filed with the Securities and Exchange Commission on  April 15, 1998.
                                                              File No. 333-36203


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549


                          POST-EFFECTIVE AMENDMENT NO. 1 TO

                                       FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                  SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                     FORM N-8B-2

A.    Exact name of trust:  Separate Account Five

B.    Name of depositor:  Hartford Life Insurance Company

C.    Complete address of depositor's principal executive offices:

      P.O. Box 2999
      Hartford, CT  06104-2999

D.    Name and complete address of agent for service:


      Marianne  O'Doherty, Esq.
      Hartford Life Insurance Companies
      P.O. Box 2999
      Hartford, CT  06104-2999


      It is proposed that this filing will become effective:


      ___  immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_  on May 1, 1998 pursuant to paragraph (b) of Rule 485
      ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___  on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485
      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.


F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.    Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                              FORM N-8B-2 AND PROSPECTUS


ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS
------------   --------------------

      1.       Cover page

      2.       Cover page

      3.       Not applicable

      4.       The Company; Distribution of the Policies

      5.       Summary - The Separate Account; The Separate Account-
               General

      6.       The Separate Account - General

      7.       Not required by Form S-6

      8.       Not required by Form S-6

      9.       Legal Proceedings

      10. Summary; The Separate Account - Funds; The Policy - Application for a Policy; Policy Benefits and Rights; Other Matters - Voting Rights, Dividends

      11.      Summary; The Separate Account - Funds

      12.      Summary;  The Separate Account- Funds

      13. Deductions and Charges; Distribution of the Policies; Federal Tax Considerations

      14.      The Policy - Application for a Policy

      15.      The Policy - Allocation of Premium

      16.      The Separate Account - Funds;  The Policy - Allocation of
               Premium

      17. Summary; Policy Benefits and Rights - Account Value and Amount Payable on Surrender of the Policy, Cancellation and Examine Rights

ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS
------------   --------------------

      18. The Separate Account - Funds; Deduction and Charges; Federal Tax Considerations

      19.      Other Matters - Statement to Policy Owners

      20.      Not applicable

      21.      Policy Benefits and Rights - Policy Loans

      22.      Not applicable

      23.      Safekeeping of Separate Account Assets

      24.      Other Matters - Assignment

      25.      The Company

      26.      Not applicable

      27.      The Company

      28.      The Company

      29.      The Company

      30.      Not applicable

      31.      Not applicable

      32.      Not applicable

      33.      Not applicable

      34.      Not applicable

      35.      Distribution of Policies

      36.      Not required by Form S-6

      37.      Not applicable

      38.      Distribution of the Policies

ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS
------------   ----------------------

      39.      The Company;  Distribution of the Policies

      40.      Not applicable

      41.      The Company;  Distribution of the Policies

      42.      Not applicable

      43.      Not applicable

      44.      The Policy - Allocation of Premium

      45.      Not applicable

      46.      Policy Benefits and Rights - Account Value

      47.      The Separate Account - Funds

      48.      Cover Page;  The Company

      49.      Not applicable

      50.      The Separate Account - General

      51. Summary; The Company; The Policy; Policy Benefits and Rights; Other Matters - Beneficiary

      52.      The Separate Account - Funds, The Separate Account -
               Investment Adviser

      53.      Federal Tax Considerations

      54.      Not applicable

      55.      Not applicable

      56.      Not required by Form S-6

      57.      Not required by Form S-6

      58.      Not required by Form S-6

      59.      Not required by Form S-6

                                    PART I

                          SERIES II OF DIRECTOR LIFE
                     MODIFIED SINGLE PREMIUM VARIABLE LIFE
                              INSURANCE POLICIES
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999
[LOGO]                     TELEPHONE (800) 231-5453

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Prospectus describes Series II of Director Life, a modified single premium variable life insurance policy ("Policy" or "Policies"), offered by Hartford Life Insurance Company ("Hartford") to applicants age 90 and under. The Policies allow the Policy Owner to pay a single premium and, subject to certain restrictions, additional premiums.


The Policy is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 24. A Policy loan, distribution or other amount received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the Policy. Any surrender amounts that are taxable will be subject to a 10% additional tax, with certain exceptions.


Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to Hartford Money Market HLS Fund, Inc. After the right to cancel period has expired, the amounts allocated will be transferred to the Funds specified in the Policy Owner's application.



The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account.



Advisers Fund Sub-Account                     --   shares of Class IA of Hartford Advisers HLS Fund, Inc.
                                                   (Hartford Advisers Fund)

Bond Fund Sub-Account                         --   shares of Class IA of Hartford Bond HLS Fund, Inc.
                                                   (Hartford Bond Fund)

Capital Appreciation Fund Sub-Account         --   shares of Class IA of Hartford Capital Appreciation HLS
                                                   Fund, Inc. (Hartford Capital Appreciation Fund)

Dividend and Growth Fund Sub-Account          --   shares of Class IA of Hartford Dividend and Growth HLS
                                                   Fund, Inc. ("Hartford Dividend and Growth Fund")

Index Fund Sub-Account                        --   shares of Class IA of Hartford Index HLS Fund, Inc.
                                                   ("Hartford Index Fund")

International Advisers Fund Sub-Account       --   shares of Class IA of Hartford International Advisers HLS
                                                   Fund, Inc. ("Hartford International Advisers Fund")

International Opportunities Fund Sub-Account  --   shares of Class IA of Hartford International Opportunities
                                                   HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
MidCap Fund Sub-Account                       --   shares of Class IA of Hartford MidCap HLS Fund, Inc.
                                                   ("Hartford MidCap Fund")
Money Market Fund Sub-Account                 --   shares of Class IA of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")

Mortgage Securities Fund Sub-Account          --   shares of Class IA of Hartford Mortgage Securities HLS
                                                   Fund, Inc. ("Hartford Mortgage Securities Fund")
Small Company Fund Sub-Account                --   shares of Class IA of Hartford Small Company HLS Fund,
                                                   Inc. ("Hartford Small Company Fund")
Stock Fund Sub-Account                        --   shares of Class IA of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")


There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts allocated to the Funds. The Policy continues in effect as long as the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are received by Hartford.
The Policies provide for a Face Amount, which is the minimum death benefit under the Policy. The Death Benefit may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Policy is in effect, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.

--------------------------------------------------------------------------------
IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------
THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 THE COMPANY...........................................................    8
 THE SEPARATE ACCOUNT..................................................    8
   General.............................................................    8
   Funds...............................................................    8
   Investment Adviser..................................................    9
 THE POLICY............................................................   10
   Application for a Policy............................................   10
   Premiums............................................................   10
   Allocation of Premiums..............................................   10
   Accumulation Unit Values............................................   11
 DEDUCTIONS AND CHARGES................................................   11
   Chart of Deduction and Charges......................................   11
   Cost of Insurance Charge............................................   12
   Administrative Charge...............................................   12
   Annual Maintenance Fee..............................................   13
   Surrender Charge....................................................   13
   Policy Owner Options................................................   13
     Option 1..........................................................   13
     Option 2..........................................................   14
   Other Deductions or Charges.........................................   14
 POLICY BENEFITS AND RIGHTS............................................   14
   Death Benefit.......................................................   14
   Account Value.......................................................   14
   Transfer of Account Value...........................................   15
   Policy Loans........................................................   15
   Amount Payable on Surrender of the Policy...........................   16
   Partial Surrenders..................................................   16
   Benefits at Maturity................................................   16
   Lapse and Reinstatement.............................................   16
   Cancellation and Exchange Rights....................................   17
   Suspension of Valuation, Payments and Transfer......................   17
 LAST SURVIVOR POLICIES................................................   17
 OTHER MATTERS.........................................................   17
   Voting Rights.......................................................   17
   Statements to Policy Owners.........................................   18
   Limit on Right to Contest...........................................   18
   Misstatement as to Age and Sex......................................   18
   Settlement Provisions...............................................   18
   Beneficiary.........................................................   19
   Assignment..........................................................   19
   Dividends...........................................................   19
 EXECUTIVE OFFICERS AND DIRECTORS......................................   20
 DISTRIBUTION OF THE POLICIES..........................................   23
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   24
 FEDERAL TAX CONSIDERATIONS............................................   24
   General.............................................................   24
   Taxation of Hartford and the Separate Account.......................   24
   Income Taxation of Policy Benefits..................................   25
   Last Survivor Policies..............................................   25
   Modified Endowment Policies.........................................   25
   Estate and Generation Skipping Taxes................................   25
   Diversification Requirements........................................   26
   Ownership of the Assets in the Separate Account.....................   26
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   26
   Federal Income Tax Withholding......................................   27
   Non-Individual Ownership of Policies................................   27

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------


                                                                         PAGE
                                                                         ----
   Other...............................................................   27
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   27
 LEGAL PROCEEDINGS.....................................................   27
 LEGAL MATTERS.........................................................   27
 EXPERTS...............................................................   27
 REGISTRATION STATEMENT................................................   27
 APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW
   YORK................................................................   28
 APPENDIX B -- ILLUSTRATIONS OF BENEFITS...............................   30



 THE POLICIES AND/OR POLICY OWNER OPTION 2 MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:
ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy.
ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.
ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).
ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.
ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years. CASH SURRENDER VALUE: The Cash Value less all Indebtedness.
CASH VALUE: The Account Value less any Surrender Charge and any Unamortized Tax charge due upon surrender.
CODE: The Internal Revenue Code of 1986, as amended.
COVERAGE AMOUNT: The Death Benefit less the Account Value.
DEATH BENEFIT: The greater of (1) the Face Amount specified in the Policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.
DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.
DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.
FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the Policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.
FUNDS: The registered investment management companies in which assets of the Separate Account may be invested.
GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.
HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.
INDEBTEDNESS: All monies owed to Hartford by the Policy Owner, including all outstanding loans on the Policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.


POLICY: For a Policy issued to an individual, the Policy is the individual Policy and any endorsements or riders. For a group Policy, the Policy is a certificate evidencing a participatory interest in a group Policy and any endorsements or riders. Any references in this Prospectus to a Policy includes the certificate.


POLICY ANNIVERSARY: The anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are measured.

POLICY LOAN RATE: The interest rate charged on Policy loans.

POLICY OWNER: The owner of the Policy

POLICY OWNER OPTIONS: The Policy Owner may elect one of two options offered by Hartford to pay Mortality and Expense Risk charges and certain tax related charges. The Policy Owner must elect the option at the time the Policy is issued and the option cannot be changed once the Policy is issued. The following options are available:

    OPTION 1: ASSET BASED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond; a Tax Expense charge that is also deducted monthly at an annual rate of .40% for the first 10 Policy Years and an Unamortized Tax charge that is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges -- Policy Owner Options -- Unamortized Tax Charge" page 13. See "Deductions and Charges -- Policy Owner Options" page 13.

    OPTION 2: FRONTED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

    and a Tax Expense charge that is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%. This option is not available in all states. See "Deductions and Charges -- Policy Owner Options" page 13.
POLICY YEAR: The twelve months between Policy Anniversaries.
SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford. SUB-ACCOUNT: The subdivisions of the Separate Account.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount.


VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    SUMMARY

                                  THE POLICIES

    The Policies are life insurance policies with death benefits, cash values and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premium payments have been allocated. The Policies are credited with units ("Accumulation Units") to calculate Account Values. The Policy Owner may transfer the Account Values among the Funds.

    The Policies can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 17.

                       THE SEPARATE ACCOUNT AND THE FUNDS


    Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and it is organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer 12 Sub-Accounts each investing exclusively in a Fund. The investment objectives of the Funds are as set forth in "The Separate Account -- The Funds," page 8. Applicants should read the Funds' prospectuses accompanying this Prospectus in connection with the purchase of a Policy.



    The following table shows annual Fund operating expenses for 1997:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                              OTHER
                            MANAGEMENT      EXPENSES
                               FEES        (ABSENT ANY     TOTAL FUND
                           (ABSENT ANY       EXPENSE       OPERATING
                           FEE WAIVERS)  REIMBURSEMENTS)  EXPENSES (1)
                           ------------  ---------------  ------------
Hartford Bond Fund.......       0.490%         0.020%          0.510%
Hartford Stock Fund......       0.430%         0.020%          0.450%
Hartford Money Market
 Fund....................       0.425%         0.015%          0.440%
Hartford Advisers Fund...       0.610%         0.020%          0.630%
Hartford Capital
 Appreciation Fund.......       0.620%         0.020%          0.640%
Hartford Mortgage
 Securities Fund.........       0.425%         0.025%          0.450%
Hartford Index Fund......       0.375%         0.015%          0.390%
Hartford International
 Opportunities Fund......       0.680%         0.090%          0.770%

                                              OTHER
                            MANAGEMENT      EXPENSES
                               FEES        (ABSENT ANY     TOTAL FUND
                           (ABSENT ANY       EXPENSE       OPERATING
                           FEE WAIVERS)  REIMBURSEMENTS)  EXPENSES (1)
                           ------------  ---------------  ------------
Hartford Dividend &
 Growth Fund.............       0.660%         0.020%          0.680%
Hartford International
 Advisers Fund...........       0.750%         0.120%          0.870%
Hartford Small Company
 Fund....................       0.750%         0.020%          0.770%
Hartford MidCap Fund
 (2).....................       0.750%         0.040%          0.790%


---------


(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) The Hartford MidCap Fund is a new Fund. Operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year.


    The investment adviser for all the Funds is HL Investment Advisors, Inc., an affiliate of Hartford. HL Investment Advisors, Inc. retains a sub-investment adviser with respect to some of the Funds, and has entered into an investment services agreement with respect to some of the Funds. See "The Separate Account," page 8.

                                    PREMIUMS

    The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies in those cases that represent substandard risks according to customary underwriting guidelines.

                             DEDUCTIONS AND CHARGES

    On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata from each Sub-Account. The Deduction Amount includes a cost of insurance charge, a Tax Expense charge

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

under Option 1, an administrative charge and a mortality and expense risk charge. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges" page 11, and "Policy Benefits and Rights -- Lapse and Reinstatement," page 16.
    If the Account Value on a Policy Anniversary or on any date the Policy is surrendered is less than $50,000, Hartford will deduct an annual maintenance fee of $30. See "Deductions and Charges -- Annual Maintenance Fee," page 13.

    The Policy Owner may pay certain deductions and charges by electing one of two available options at the time the Policy is issued. Once elected, the Policy Owner Options cannot be changed:
    Under Option 1:
- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond.

- a Tax Expense charge is also deducted monthly at an annual rate of .40% for the first 10 Policy Years.

- an Unamortized Tax charge is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges -- Policy Owner Options -- Unamortized Tax Charge" page 13.
    Under Option 2: (May not be available in all states)
- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond.
- a Tax Expense charge is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%.
    Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 14, and "Federal Tax Considerations," page 24.

    Applicants should review the Funds' prospectuses accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.

    Upon surrender of the Policy and partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. See "Deductions and Charges -- Surrender Charge," page 13.
    For a discussion of the tax consequences of surrender of the Policy or a partial surrender, see "Federal Tax Considerations," page 24.
                                 DEATH BENEFIT

    The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary of the Policy. See "Policy Benefits and Rights -- Death Benefit," page 14.

                                 ACCOUNT VALUE

    The Account Value of the Policy will increase or decrease to reflect the investment experience of the Funds applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. See "Policy Benefits and Rights -- Account Value," page 14.

                                  POLICY LOANS

    A Policy Owner may obtain one or both types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the Cash Value. See "Policy Benefits and Rights -- Policy Loans," page 15.

                                     LAPSE

    A Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Deduction Amount. Hartford will give written notice to the Policy Owner and a 61-day grace period during which additional amounts may be paid to continue the Policy. See "Policy Benefits and Rights -- Policy Loans," page 15, and "Policy Benefits and Rights -- Lapse and Reinstatement," page 16.

                        CANCELLATION AND EXCHANGE RIGHTS

    A Policy Owner has a limited right to return the Policy for cancellation. If the Policy Owner returns the Policy to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (in certain cases, this free-look period is longer), Hartford will return to the Policy Owner, within seven days thereafter, the greater of the premiums paid for the Policy, less any Indebtedness, or the sum of (1) the Account Value, less any indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

    In addition, once the Policy is in force, it may be exchanged during the first 24 months after its issuance for a permanent life insurance Policy on the life of the Insured without submitting proof of insurability. See "Policy Benefits and Rights -- Cancellation and Exchange Rights," page 17.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                TAX CONSEQUENCES
    The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment contract. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Policy (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 24.

                                  THE COMPANY

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware Corporation.
    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps, on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                              THE SEPARATE ACCOUNT

                                    GENERAL

    Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and it is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

                                     FUNDS


    The assets of each Sub-Account are invested exclusively in shares of Class IA of one of the Funds. A Policy Owner may allocate premiums among the Funds. Policy Owners should review the following brief descriptions of the investment objectives of the Funds in connection with that allocation. Policy Owners are also advised to read the Funds' prospectus accompanying this Prospectus for more detailed information. There is no assurance that any of the Funds will achieve its stated objectives.



    The Funds may not be available in all states.


 HARTFORD ADVISERS FUND

    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.

 HARTFORD BOND FUND


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund -- Investment Policies."


 HARTFORD CAPITAL APPRECIATION FUND


    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.


 HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

 HARTFORD INDEX FUND

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

HARTFORD INTERNATIONAL ADVISERS FUND

    Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND


    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.


 HARTFORD MIDCAP FUND



    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.


 HARTFORD MORTGAGE SECURITIES FUND



    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


 HARTFORD SMALL COMPANY FUND

    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.


 HARTFORD STOCK FUND


    Seeks long-term growth by investing primarily in equity securities.



 HARTFORD MONEY MARKET FUND

    Seeks maximum current income consistent with liquidity and preservation of capital.

    All of the Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Policies and other policies or contracts issued by Hartford or its affiliates, as permitted by the Investment Company Act of 1940.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance Policy Owners or variable annuity contract owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between variable life Policy Owners and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Hartford will bear the attendant expenses.

    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premiums allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and to make payment within seven days.

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and its Sub-Accounts which fund the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Policies.

    Each Fund is subject to investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the Funds' prospectuses accompanying this Prospectus.

                               INVESTMENT ADVISER

    All of the Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment manager for each of the Funds.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE HARTFORD INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD &POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE HARTFORD INDEX FUND.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    Wellington Management Company, L.L.P. ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford Small Company Fund, Hartford Stock Fund and Hartford MidCap Fund.

    In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc., ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund, and Hartford Money Market Fund.

    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' prospectuses which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.

                                   THE POLICY

                            APPLICATION FOR A POLICY

    Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").

    If the Coverage Amount is over then current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by Hartford. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery, Hartford will require a sufficient payment to place the insurance in force.

                                    PREMIUMS

    The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

    Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. Premium which does not meet the tax qualification guidelines for life insurance under the Code will not be applied to the Policy.

                             ALLOCATION OF PREMIUMS


    Within three business days of receipt of a completed application and the initial premium payment at Hartford's Home Office, Hartford will allocate the entire premium payment to the Hartford Money Market Fund. After the expiration of the right to cancel period, the Account Value in Hartford Money Market Fund will be allocated among the Funds in whole percentages to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Fund) will be determined first by multiplying the premium payment by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


Accumulation Unit Value of that particular Sub-Account next computed after receipt of the premium payment.


                            ACCUMULATION UNIT VALUES
    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See, also, "Policy Benefits and Rights -- Account Value," page 14.
    All valuations in connection with a Policy, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

                             DEDUCTIONS AND CHARGES

    The deduction or charges associated with this Policy are subtracted, depending on the type of deduction or charge, from Premium payments as they are made, upon surrender or partial surrender of the Policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

    Deductions are taken from Premium payments before allocations to the Sub-Accounts are made. Monthly Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a Policy. Each Deduction Amount will be subtracted pro rata from each Sub-Account such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights-- Lapse and Reinstatement," page 16.

    The Policy Owner may elect one of two options offered by Hartford to pay the Mortality and Expense Risk charge, the Tax Expense charge and any Unamortized Tax charge. Once selected, the option may not be changed. Option 2 may not be available in all states.

    The following chart illustrates the charges and deductions associated with this Policy. For a more detailed discussion see the descriptions below:

  DEDUCTION OR CHARGE        DEDUCTED FROM ALL POLICIES            WHEN DEDUCTION IS MADE                 AMOUNT DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Cost of Insurance       Yes                                 Monthly                             Individualized depending on age,
                                                                                                 sex and other factors

 Administrative Charge   Yes                                 Monthly                             .25% of amounts allocated to the
                                                                                                 Separate Account

 Annual Maintenance Fee  Only Policies with an Account       On the Policy Anniversary Date or   $30.00
                         Value of less than $50,000 on the   upon surrender of the Policy
                         Policy Anniversary Date or date of
                         surrender

 Surrender Charge        Yes                                 Upon surrender or partial           A percentage of the amount
                                                             surrender of the Policy             surrendered, depending on the
                                                                                                 Policy Year, which is attributable
                                                                                                 to premiums paid

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

  DEDUCTION OR CHARGE        DEDUCTED FROM ALL POLICIES            WHEN DEDUCTION IS MADE                 AMOUNT DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Tax Expense Charge      Yes                                 Under Option 1: Monthly             Under Option 1: .40% of Account
                                                             Under Option 2: Receipt of premium  Value for Policy Years 1-10
                                                             payment                             Under Option 2: 4% of each premium
                                                                                                 payment in all Policy Years
 Mortality and Expense   Yes                                 Monthly                             Under Option 1: .90% of Account
 Risk Charge                                                                                     Value in Policy Years 1-10 and
                                                                                                 .50% for Policy Years 11 and
                                                                                                 beyond.
                                                                                                 Under Option 2: .65% of Account
                                                                                                 Value in Policy Years 1-10 and
                                                                                                 .50% for Policy Years 11 and
                                                                                                 beyond
 Unamortized Tax Charge  No, only under Option 1             Upon surrender or partial           A percentage of the Account Value
                                                             surrender of the Policy             depending on the Policy Year the
                                                                                                 surrender takes place.

                            COST OF INSURANCE CHARGE
    The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid at issue. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is 125% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table through age 90, grading down to 100% of the Commissioners Standard Ordinary Smoker/ Non-Smoker Mortality Table at age 100 (age last birthday). (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. Substandard risks and Policies issued employing simplified underwriting procedures will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Smoker/ Non-Smoker Mortality Table (age last birthday). The multiple will be based on the Insured's substandard rating.

    The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates. The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000

Account Value on the Monthly Activity Date = $70,000

Insured's attained age = 60

Minimum Coverage Amount percentage for age 60 = 30%

    On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

    Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights -- Death Benefit," page 14.)

    Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

                             ADMINISTRATIVE CHARGE

    Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

charge equal to an annual rate of 0.25%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.
                             ANNUAL MAINTENANCE FEE

    If the Account Value on a Policy Anniversary or on the date the Policy is surrendered is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies. Hartford reserves the right to waive the Annual Maintenance Fee under certain conditions.


                                SURRENDER CHARGE
    Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge.
    In determining the Surrender Charge and any Unamortized Tax charge discussed below, any surrender or partial surrender during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a surrender of the remaining Account Value.
    The Surrender Charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights -- Amount Payable on Surrender of the Policy," page 16.
                              POLICY OWNER OPTIONS
    In addition to the deductions and charges described above, the Policy Owner, at the time the Policy is issued, will elect one of two options described below to pay charges relating to certain taxes and mortality and expense risk charges. The option selected by the Policy Owner may affect Policy Value.
OPTION 1: ASSET-BASED CHARGES:
    Under this payment option, the Policy Owner will pay:
    MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account for Policy Years 1 through 10 a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

    TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of the capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 costs of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under
Section 848 of the Code.

    UNAMORTIZED TAX CHARGE: Under this option, during the first nine Policy Years, an Unamortized Tax charge will be imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of Account Value, at the end of each Policy Year:

          POLICY
           YEAR       RATE
          ------      -----
            1         2.25%
            2         2.00%
            3         1.75%
            4         1.50%
            5         1.25%
            6         1.00%
            7         0.75%
            8         0.50%
            9         0.25%
           10+        0.00%

    After the ninth Policy Year, no Unamortized Tax charge will be imposed.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OPTION 2: FRONTED CHARGES:
    Under this option, the Policy Owner will pay:
    MORTALITY AND EXPENSE RISK CHARGE: In Policy Years 1 through 10, Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.65% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.
    TAX EXPENSE CHARGE: Hartford will deduct from Premium payments a tax expense charge equal to an annual rate of 4.0% for all Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 2.5% and a Section 848 cost of 1.5%. The premium tax deduction approximates Hartford's average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under Section 848 of the Code.
    This Option may not be available in all states.

                          OTHER DEDUCTIONS OR CHARGES
    CHARGES AGAINST THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.
    TAXES CHARGED AGAINST THE SEPARATE ACCOUNT: Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                           POLICY BENEFITS AND RIGHTS

                                 DEATH BENEFIT

    While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount.

EXAMPLES:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Insured's Age..........................          40          40
Account Value on Date of Death.........  $   46,500  $   34,000
Specified Percentage...................        250%        250%

    In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which Hartford would pay to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Settlement Provisions," page 18.


                                 ACCOUNT VALUE

    The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

    The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy -- Accumulation Unit Values," page 11.

                           TRANSFER OF ACCOUNT VALUE

    While the Policy remains in force, and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded. Hartford will send the Policy Owner a confirmation of the transfer within five days from the date of any instruction. IT IS THE RESPONSIBILITY OF THE POLICY OWNER TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE HARTFORD OF ANY INACCURACIES WITHIN 30 DAYS OF RECEIPT OF THE CONFIRMATION.


    Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Policy Owners.

    As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.

                                  POLICY LOANS

    While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed, at the time a loan is requested, 90% of the Cash Value.

    The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to IRC Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford's receipt of the loan request.

    If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any Surrender Charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that, unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

    All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights-- Lapse and Reinstatement," page 16.
    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.
                   AMOUNT PAYABLE ON SURRENDER OF THE POLICY

    While the Policy is in force, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 24.

    If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Settlement Provisions," page 18), the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts withdrawn from payment Option 1, Option 5 or Option 6 will be subject to any applicable Surrender Charge.

                               PARTIAL SURRENDERS
    While the Policy is in force, a Policy Owner may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrender will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to the Surrender Charge and any Unamortized Tax charges. See "Deductions and Charges -- Surrender Charge," page 13, and "Deductions and Charges -- Policy Owner Option 1," page 13. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations," page 24.

                              BENEFITS AT MATURITY

    If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 25.)

                            LAPSE AND REINSTATEMENT

    The Policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due as well as three. The notice will indicate the amount that must be paid.

    The Policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person insured under the Policy dies during the grace period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights -- Death Benefit," page 14.

    If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium shown in the Policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.

                        CANCELLATION AND EXCHANGE RIGHTS

    A Policy Owner has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the Policy Owner, within seven days, the greater of premiums paid for the Policy less Indebtedness or the sum of (1) the Account Value less any Indebtedness on the date the returned Policy is received by Hartford or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.

    Once the Policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance Policy offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new Policy will have, at the election of the Policy Owner, either the same Coverage Amount as under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.
                            SUSPENSION OF VALUATION,
                             PAYMENTS AND TRANSFERS
    Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency, as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.
                             LAST SURVIVOR POLICIES
    The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.
1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix B," page 30.
2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.
3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. Additional tax disclosures applicable to last survivor Policies are provided in "Federal Tax Considerations," page 24.

                                 OTHER MATTERS

                                 VOTING RIGHTS

    In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account, the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Policy Benefits and Rights -- Policy Loans," page 15) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.

    Hartford may, when required by state insurance regulatory authorities, disregard Policy Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory Policy for the Funds.

    In addition, Hartford itself may disregard Policy Owners' voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.
                          STATEMENTS TO POLICY OWNERS

    Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.

                           LIMIT ON RIGHT TO CONTEST
    Hartford may not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.
                         MISSTATEMENT AS TO AGE AND SEX
    If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.

                             SETTLEMENT PROVISIONS

    The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000, unless Hartford consents to a lesser amount. UNDER PAYMENT OPTIONS 2, 3 AND 4, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS COMMENCE. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM PAYMENT OPTION 1 OR OPTION 6, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. ONLY A FULL SURRENDER IS ALLOWED FROM PAYMENT OPTION 5. A SURRENDER FROM PAYMENT OPTION 5 WILL ALSO BE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE.

    Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

    The following options are available under the Policies (Hartford may offer other payment options):

OPTION 1 -- Interest Income

    This option offers payments of interest, at the rate Hartford declares, on the amount applied under his option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- Life Annuity

    A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

    It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

OPTION 3 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain

    This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.

OPTION 4 -- Joint and Last Survivor Annuity

    An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

    It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

OPTION 5 -- Payments for a Designated Period

    An amount payable monthly for the number of years selected, which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policy as determined by Hartford.
    In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.
    Option 5 is an option that does not involve life contingencies.


OPTION 6 -- Policy Proceeds Settlement Option

    Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.
    VARIABLE AND FIXED ANNUITY PAYMENTS: When an Annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.
    VARIABLE ANNUITY: The Policy contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policy.

    The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

    FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hartford) which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.

    Hartford will make any other arrangements for income payments as may be agreed on.

                                  BENEFICIARY

    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.

                                   ASSIGNMENT

    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Policies.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                        EXECUTIVE OFFICERS AND DIRECTORS


                                    POSITION WITH HARTFORD,               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                    YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
 -----------------------------  --------------------------------  -----------------------------------------------------------------
 Ahn, Dong H., 37               Vice President, 1998              Vice President (1998-Present), Hartford Life and Accident
                                                                    Insurance Company.
 Bossen, Wendell J., 64         Vice President, 1992**            Vice President (1992-Present), Hartford Life and Accident
                                                                    Insurance Company; President (1992-Present), International
                                                                    Corporate Marketing Group, Inc.; Executive Vice President
                                                                    (1984-1992), Mutual Benefit.
 Boyko, Gregory A., 46          Senior Vice President, Chief      Vice President and Controller (1995-1997), Hartford; Director
                                Financial Officer & Treasurer,      (1997-Present); Senior Vice President, Chief Financial Officer
                                1997                                & Treasurer (1997-Present); Vice President & Controller
                                Director, 1997                      (1995-1997), Hartford Life and Accident Insurance Company;
                                                                    Senior Vice President, Chief Financial Officer & Treasurer
                                                                    (1997-Present), Hartford Life, Inc.; Chief Financial Officer
                                                                    (1994-1995), IMG American Life; Senior Vice President
                                                                    (1992-1994), Connecticut Mutual Life Insurance Company.
 Cummins, Peter W., 60          Senior Vice President, 1997       Vice President (1989-1997); Director of Broker Dealer Sales-ILAD
                                                                    (1989-1992), Hartford; Senior Vice President (1997-Present)
                                                                    Vice President (1989-1997); Director of Broker Dealer
                                                                    Sales-ILAD (1989-1991), Hartford Life and Accident Insurance
                                                                    Company.
 de Raismes, Ann M., 47         Senior Vice President, 1997       Vice President (1994-1997); Assistant Vice President (1992-1994);
                                Director of Human Resources,        Hartford; Senior Vice President (1997-Present); Director of
                                1991                                Human Resources (1991-Present); Vice President (1994-1997);
                                                                    Assistant Vice President (1992-1994); Hartford Life and
                                                                    Accident Insurance Company; Vice President, Human Resources
                                                                    (1997-Present), Hartford Life, Inc.
 Fitch, Timothy M., 45          Vice President, 1995              Assistant Vice President (1992-1995), Hartford; Vice President
                                Actuary, 1994                       (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                    President (1992-1995), Hartford Life and Accident Insurance
                                                                    Company.
 Foy, David T., 31              Vice President, 1998              Assistant Vice President (1995-1998), Hartford; Vice President
                                                                    (1998-Present), Hartford Life and Accident Insurance Company.
 Gardner, Bruce D., 47          Vice President, 1995              Director (1994-1997); General Counsel & Corporate Secretary
                                                                    (1991-1995), Hartford; Vice President (1995-1997); Director
                                                                    (1995-1997); General Counsel & Corporate Secretary (1991-1995),
                                                                    Hartford Life and Accident Insurance Company.
 Garrett, J. Richard, 53        Vice President, 1993              Treasurer (1986-1997), Hartford; Vice President (1993-Present);
                                Assistant Treasurer, 1997           Assistant Treasurer (1997-Present); Treasurer (1983-1997);
                                                                    Hartford Life and Accident Insurance Company; Treasurer (1977),
                                                                    The Hartford Financial Services Group.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD,               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                    YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
 -----------------------------  --------------------------------  -----------------------------------------------------------------
 Ginnetti, John P., 52          Executive Vice President and      Senior Vice President - Individual Life and Annuity Division
                                Director, Asset Management          (1988-1994), Hartford; Director (1988-Present); Director
                                Services, 1994                      (1988-Present); Executive Vice President & Director, Asset
                                Director, 1988                      Management Services (1994-Present); Senior Vice President -
                                                                    Individual Life and Annuity Division (1988-1994), Hartford Life
                                                                    and Accident Insurance Company; Executive Vice President, Asset
                                                                    Management, Hartford Life, Inc. (1997-Present).
 Godfrey III, William A. 41     Senior Vice President, 1997       Senior Vice President (1997-Present), Hartford; Senior Vice
                                                                    President (1997-Present), Harford Life and Accident Insurance
                                                                    Company; Vice President Information Technology (1997-Present),
                                                                    Hartford Life, Inc.
 Godkin, Lynda, 44              Senior Vice President, 1997       Associate General Counsel (1995-1996); Assistant General Counsel
                                General Counsel, 1996               and Secretary (1994-1995); Counsel (1990-1994), Hartford;
                                Corporate Secretary, 1995           Director (1997-Present); Senior Vice President (1997-Present);
                                Director, 1997                      General Counsel (1996-Present); Corporate Secretary
                                                                    (1995-Present); Associate General Counsel (1995-1996);
                                                                    Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                    (1990-1994), Hartford Life and Accident Insurance Company; Vice
                                                                    President and General Counsel (1997-Present), Hartford Life,
                                                                    Inc.
 Grady, Lois W., 53             Senior Vice President, 1998       Vice President (1993-1998); Assistant Vice President (1987-1993),
                                Vice President, 1993                Hartford; Senior Vice President, 1998); Vice President
                                                                    (1993-1997); Assistant Vice President (1987-1993), Hartford
                                                                    Life and Accident Insurance Company.
 Graham, Christopher, 47        Vice President, 1997
 Hunt, Mark E., 37              Vice President, 1998              Assistant Vice President (1997-1998), Hartford; Vice President
                                                                    (1998-Present), Assistant Vice President (1997-1998), Hartford
                                                                    Life and Accident Insurance Company.
 Joyce, Stephen T., 39          Vice President, 1997              Assistant Vice President (1994-1997), Hartford; Assistant Vice
                                                                    President (1994-1997), Hartford Life and Accident Insurance
                                                                    Company.
 Keeler, Michael D., 37         Vice President, 1998              Vice President (1998-Present), Hartford Life and Accident
                                                                    Insurance Company.
 Kerzner, Robert A., 46         Senior Vice President, 1998       Vice President, (1995-1998); Regional Vice President (1991-1994),
                                Vice President, 1995                Hartford; Vice President (1994-1997), Hartford Life and
                                                                    Accident Insurance Company.
 Levenson, David N., 31         Vice President, 1998              Assistant Vice President (1995-Present), Hartford.
 Maher, Steven M., 43           Vice President, 1992              Assistant Vice President (1987-1992), Hartford; Vice President
                                Actuary, 1987                       (1993-Present); Actuary (1987-Present); Assistant Vice
                                                                    President (1987-1993), Hartford Life and Accident Insurance
                                                                    Company.
 Malchodi, Jr., William B., 50  Vice President, 1994              Director of Taxes, Hartford (1991-1998); Director of Taxes
                                                                    (1992-1998), Hartford Life and Accident Insurance Company.
 Marra, Raymond J., 37          Vice President, 1998              Assistant Vice President (1997-Present), Hartford; Vice President
                                                                    (1998-Present), Assistant Vice President (1994-1997), Hartford
                                                                    Life and Accident Insurance Company.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD,               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                    YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
 -----------------------------  --------------------------------  -----------------------------------------------------------------
 Marra, Thomas M., 39           Executive Vice President, 1995    Senior Vice President (1994-1995); Vice President (1989-1994);
                                Director, Individual Life and       Actuary (1987-1995), Hartford; Director (1994-Present);
                                Annuity Division, 1994              Executive Vice President (1995-Present); Senior Vice President
                                Director, 1994*                     (1994-1995); Director, Individual Life and Annuity Division
                                                                    (1994-Present); Actuary (1987-1997), Hartford Life and Accident
                                                                    Insurance Company; Executive Vice President, Individual Life
                                                                    and Annuities (1997-Present), Hartford Life, Inc.
 Nolan, Jr., Robert F., 43      Senior Vice President, 1997       Vice President (1995-1997); Assistant Vice President (1992-1995),
                                                                    Hartford; Vice President (1995-1997); Assistant Vice President
                                                                    (1992-1995), Hartford Life and Accident Insurance Company; Vice
                                                                    President, Corporate Relations (1997-Present), Hartford Life,
                                                                    Inc.; Manager, Public Relations (1986), Aetna Life and Casualty
                                                                    Insurance Company.
 Noto, Joseph J., 46            Vice President, 1989              Executive Vice President & Chief Operating Officer
                                                                    (1997-Present); Director (1994-Present); President (1994-1997),
                                                                    American Maturity Life Insurance Company; Vice President
                                                                    (1989-1997), Hartford Life and Accident Insurance Company.
 O'Halloran, C. Michael, 51     Vice President, 1994              Senior Associate General Counsel (1988-1997), Hartford; Vice
                                                                    President (1994-Present); Senior Associate General Counsel
                                                                    (1988-1997), Hartford Life and Accident Insurance Company;
                                                                    Corporate Secretary (1997-Present), Hartford Life, Inc.; Vice
                                                                    President (1994-Present); Senior Associate General Counsel
                                                                    (1988-Present); Director of Corporate Law (1994-Present), The
                                                                    Hartford Financial Services Group.
 O'Rourke, Lawrence M., 44      Vice President, 1998              Vice President, (1998-Present), Hartford Life and Accident
                                                                    Insurance Company.
 O'Sullivan, Daniel E., 43      Vice President, 1998              Vice President (1998-Present), Hartford Life and Accident
                                                                    Insurance Company.
 Raymond, Craig R., 37          Senior Vice President, 1997       Vice President (1993-1997); Assistant Vice President (1992-1993);
                                Chief Actuary, 1994                 Actuary (1990-1994), Hartford; Senior Vice President
                                                                    (1997-Present); Chief Actuary (1995-Present); Vice President
                                                                    (1993-1997); Actuary (1990-1995), Hartford Life and Accident
                                                                    Insurance Company; Vice President and Chief Actuary
                                                                    (1997-Present), Hartford Life, Inc.
 Robinson, Mary P., 38          Vice President, 1998              Assistant Vice President (1995-1998), Hartford; Assistant Vice
                                                                    President (1995-1998), Hartford Life and Accident Insurance
                                                                    Company.
 Salama, Donald A., 50          Vice President, 1997              Vice President (1997-Present), Hartford Life and Accident
                                                                    Insurance Company.
 Schiltz, Timothy P., 37        Vice President, 1997              Assistant Vice President (1994-1997), Hartford; Vice President
                                                                    (1997-Present); Assistant Vice President (1994-1997), Hartford
                                                                    Life and Accident Insurance Company; Consulting Actuary
                                                                    (1992-1993), Milliman & Robertson, Inc.; Consulting Actuary
                                                                    (1988-1992) Chalke Incorporated.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD,               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                    YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
 -----------------------------  --------------------------------  -----------------------------------------------------------------
 Smith, Lowndes A., 58          President, 1989                   Chief Operating Officer (1989-1997), Hartford; Director
                                Chief Executive Officer, 1997       (1981-Present); President (1989-Present); Chief Executive
                                Director, 1981*                     Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                    Hartford Life and Accident Insurance Company; Chief Executive
                                                                    Officer and President and Director (1997-Present), Hartford
                                                                    Life, Inc.
 Stevenson, Keith A., 44        Vice President, 1998
 Sweeney, Edward A., 51         Vice President, 1993              Chicago Regional Manager (1985-1993), Hartford; Vice President
                                                                    (1993-Present), Hartford Life and Accident Insurance Company.
 Tilbor, Judith V., 46          Vice President, 1998              Assistant Vice President (1994-1998), Hartford; Vice President
                                                                    (1998-Present), Assistant Vice President (1994-1998), Hartford
                                                                    Life and Accident Insurance Company.
 Welnicki, Raymond P., 49       Senior Vice President &           Vice President (1993-1994), Hartford; Director (1994-Present);
                                Director, Employee Benefit          Senior Vice President (1995-Present); Director, Employee
                                Division, 1994                      Benefit Division (1997-Present); Vice President (1993-1995),
                                Director, 1994*                     Hartford Life and Accident Insurance Company; Senior Vice
                                                                    President, Employee Benefits (1997-Present), Hartford Life,
                                                                    Inc.; Board of Directors, Ethix Corp.
 Welsh, Walter C., 51           Senior Vice President, 1997       Vice President (1995-1997); Assistant Vice President (1992-1995),
                                                                    Hartford; Senior Vice President (1997-Present); Vice President
                                                                    (1995-1997); Assistant Vice President (1992-1995), Hartford
                                                                    Life and Accident Insurance Company; Vice President, Government
                                                                    Affairs (1997-Present), Hartford Life, Inc.
 Zlatkus, Lizabeth H., 39       Senior Vice President, 1997       Vice President (1994-1997); Assistant Vice President (1992-1994),
                                Director, 1994*                     Hartford; Director (1994-Present); Senior Vice President
                                                                    (1997-Present); Vice President (1994-1997); Assistant Vice
                                                                    President (1992-1994), Hartford Life and Accident Insurance
                                                                    Company; Vice President, Group Life and Disability
                                                                    (1997-Present), Hartford Life, Inc.
 Znamierowski, David M., 38     Senior Vice President, 1997       Vice President (1997), Hartford; Director (1998-Present) Senior
                                Director, Risk Management           Vice President (1997-Present), Hartford Life and Accident
                                Strategy, 1996                      Insurance Company; Vice President, Investment Strategy
                                Director, 1998*                     (1997-Present), Hartford Life, Inc.; Vice President, Investment
                                                                    Strategy & Policy, Aetna Life and Casualty.


---------
 * Denotes date of election to Board of Directors.
** The Hartford Financial Services Group, Inc. Affiliated Company
    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

                          DISTRIBUTION OF THE POLICIES
    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

of 1934 and all are members of the National Association of Securities Dealers, Inc.
    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.
    The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

    Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford 's understanding of existing Federal income tax laws as they are currently interpreted.


                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Right -- Account Value," on page
15). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.


    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                       INCOME TAXATION OF POLICY BENEFITS


    For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



                             LAST SURVIVOR POLICIES



    Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.



                          MODIFIED ENDOWMENT CONTRACTS



    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.



    A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



    All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


                      ESTATE AND GENERATION SKIPPING TAXES


    When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).



    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.


                          DIVERSIFICATION REQUIREMENTS


    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.



    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.


    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.


                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                         FEDERAL INCOME TAX WITHHOLDING
    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.


                      NON-INDIVIDUAL OWNERSHIP OF POLICIES



    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.

                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.


                                    EXPERTS


    The audited financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.


                             REGISTRATION STATEMENT

    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Policies.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   APPENDIX A
             SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

    If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:
    In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:
ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.
    The following definition is added:
FIXED ACCOUNT: Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

    The definition of Loan Account is deleted and the following definition is substituted:
LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

    The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":

                               THE FIXED ACCOUNT
    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account," page 15, New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

    Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.

    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Administrative Charge," page 12:

    No Administrative Charge is deducted from Account Value in the Fixed
Account.

    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Mortality and Expense Risk Charge," page 13:

    No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.

    The following separate sections are added to the section of the Prospectus entitled "Policy Benefits," page 14:

                        TRANSFER OF ENTIRE ACCOUNT VALUE
                              TO THE FIXED ACCOUNT

    New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

    A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.
    For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

                               DEFERRED PAYMENTS

    Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   APPENDIX B
                           ILLUSTRATIONS OF BENEFITS

    The tables in Appendix B illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,000, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,454 and $28,329.
    The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.
    The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.60% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.60% average daily charge) of -0.60%, 5.40% and 11.40%, respectively.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page 14).

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

    Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,845       9,851    44,053    10,785       9,793    44,053
      2          11,025     11,765      10,779    44,053    11,638      10,655    44,053
      3          11,576     12,764      11,791    44,053    12,565      11,596    44,053
      4          12,155     13,852      13,044    44,053    13,574      12,770    44,053
      5          12,763     15,034      14,246    44,053    14,672      13,889    44,053
      6          13,401     16,320      15,757    44,053    15,868      15,310    44,053
      7          14,071     17,719      17,186    44,053    17,172      16,643    44,053
      8          14,775     19,240      18,944    44,053    18,592      18,299    44,053
      9          15,513     20,895      20,642    44,053    20,142      19,892    44,053
     10          16,289     22,694      22,694    44,053    21,836      21,836    44,053
     11          17,103     24,899      24,899    44,053    23,882      23,882    44,053
     12          17,959     27,321      27,321    44,053    26,146      26,146    44,053
     13          18,856     29,985      29,985    44,053    28,658      28,658    44,053
     14          19,799     32,937      32,937    45,453    31,451      31,451    44,053
     15          20,789     36,201      36,201    48,510    34,558      34,558    46,309
     16          21,829     39,797      39,797    51,737    37,990      37,990    49,387
     17          22,920     43,747      43,747    55,997    41,759      41,759    53,452
     18          24,066     48,084      48,084    60,587    45,898      45,898    57,832
     19          25,270     52,878      52,878    65,569    50,473      50,473    62,588
     20          26,533     58,144      58,144    70,936    55,500      55,500    67,710
     25          33,864     93,204      93,204   108,117    88,957      88,957   103,191
     35          55,160     239,102    239,102   253,449   228,054     228,054   241,737

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,260       9,279    44,053    10,198       9,219    44,053
      2          11,025     10,527       9,566    44,053    10,392       9,435    44,053
      3          11,576     10,802       9,863    44,053    10,582       9,647    44,053
      4          12,155     11,085      10,318    44,053    10,766      10,004    44,053
      5          12,763     11,376      10,634    44,053    10,942      10,206    44,053
      6          13,401     11,675      11,159    44,053    11,109      10,598    44,053
      7          14,071     11,984      11,494    44,053    11,264      10,779    44,053
      8          14,775     12,301      12,039    44,053    11,403      11,146    44,053
      9          15,513     12,627      12,396    44,053    11,522      11,293    44,053
     10          16,289     12,963      12,963    44,053    11,618      11,618    44,053
     11          17,103     13,443      13,443    44,053    11,783      11,783    44,053
     12          17,959     13,942      13,942    44,053    11,923      11,923    44,053
     13          18,856     14,460      14,460    44,053    12,034      12,034    44,053
     14          19,799     14,999      14,999    44,053    12,110      12,110    44,053
     15          20,789     15,558      15,558    44,053    12,146      12,146    44,053
     16          21,829     16,140      16,140    44,053    12,132      12,132    44,053
     17          22,920     16,745      16,745    44,053    12,061      12,061    44,053
     18          24,066     17,374      17,374    44,053    11,919      11,919    44,053
     19          25,270     18,027      18,027    44,053    11,693      11,693    44,053
     20          26,533     18,706      18,706    44,053    11,367      11,367    44,053
     25          33,864     22,524      22,524    44,053     7,536       7,536    44,053
     35          55,160     32,768      32,768    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,733       8,764    44,053     9,670       8,702    44,053
      2          11,025      9,472       8,532    44,053     9,331       8,394    44,053
      3          11,576      9,217       8,305    44,053     8,983       8,076    44,053
      4          12,155      8,968       8,233    44,053     8,624       7,895    44,053
      5          12,763      8,725       8,016    44,053     8,253       7,550    44,053
      6          13,401      8,488       8,003    44,053     7,867       7,388    44,053
      7          14,071      8,256       7,795    44,053     7,463       7,007    44,053
      8          14,775      8,030       7,790    44,053     7,038       6,803    44,053
      9          15,513      7,810       7,590    44,053     6,588       6,371    44,053
     10          16,289      7,594       7,594    44,053     6,108       6,108    44,053
     11          17,103      7,459       7,459    44,053     5,642       5,642    44,053
     12          17,959      7,325       7,325    44,053     5,133       5,133    44,053
     13          18,856      7,193       7,193    44,053     4,580       4,580    44,053
     14          19,799      7,063       7,063    44,053     3,974       3,974    44,053
     15          20,789      6,935       6,935    44,053     3,308       3,308    44,053
     16          21,829      6,808       6,808    44,053     2,574       2,574    44,053
     17          22,920      6,684       6,684    44,053     1,760       1,760    44,053
     18          24,066      6,561       6,561    44,053       852         852    44,053
     19          25,270      6,439       6,439    44,053        --          --        --
     20          26,533      6,320       6,320    44,053        --          --        --
     25          33,864      5,746       5,746    44,053        --          --        --
     35          55,160      4,713       4,713    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,478       9,728    44,053    10,413       9,663    44,053
      2          11,025     11,440      10,690    44,053    11,302      10,552    44,053
      3          11,576     12,493      11,743    44,053    12,276      11,526    44,053
      4          12,155     13,645      13,045    44,053    13,342      12,742    44,053
      5          12,763     14,907      14,307    44,053    14,511      13,911    44,053
      6          13,401     16,287      15,887    44,053    15,794      15,394    44,053
      7          14,071     17,799      17,399    44,053    17,203      16,803    44,053
      8          14,775     19,453      19,253    44,053    18,750      18,550    44,053
      9          15,513     21,265      21,065    44,053    20,451      20,251    44,053
     10          16,289     23,247      23,247    44,053    22,324      22,324    44,053
     11          17,103     25,507      25,507    44,053    24,427      24,427    44,053
     12          17,959     27,989      27,989    44,053    26,755      26,755    44,053
     13          18,856     30,726      30,726    44,053    29,340      29,340    44,053
     14          19,799     33,760      33,760    46,590    32,216      32,216    44,458
     15          20,789     37,107      37,107    49,724    35,406      35,406    47,444
     16          21,829     40,794      40,794    53,032    38,922      38,922    50,599
     17          22,920     44,843      44,843    57,400    42,784      42,784    54,764
     18          24,066     49,290      49,290    62,106    47,025      47,025    59,253
     19          25,270     54,204      54,204    67,213    51,714      51,714    64,125
     20          26,533     59,602      59,602    72,715    56,864      56,864    69,374
     25          33,864     95,541      95,541   110,828    91,143      91,143   105,726
     35          55,160     245,097    245,097   259,804   233,657     233,657   247,677

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,913       9,163    44,053     9,846       9,096    44,053
      2          11,025     10,236       9,486    44,053    10,092       9,342    44,053
      3          11,576     10,572       9,822    44,053    10,336       9,586    44,053
      4          12,155     10,919      10,319    44,053    10,579       9,979    44,053
      5          12,763     11,279      10,679    44,053    10,819      10,219    44,053
      6          13,401     11,651      11,251    44,053    11,053      10,653    44,053
      7          14,071     12,037      11,637    44,053    11,279      10,879    44,053
      8          14,775     12,437      12,237    44,053    11,495      11,295    44,053
      9          15,513     12,851      12,651    44,053    11,696      11,496    44,053
     10          16,289     13,279      13,279    44,053    11,879      11,879    44,053
     11          17,103     13,771      13,771    44,053    12,059      12,059    44,053
     12          17,959     14,283      14,283    44,053    12,214      12,214    44,053
     13          18,856     14,815      14,815    44,053    12,342      12,342    44,053
     14          19,799     15,367      15,367    44,053    12,437      12,437    44,053
     15          20,789     15,942      15,942    44,053    12,493      12,493    44,053
     16          21,829     16,539      16,539    44,053    12,502      12,502    44,053
     17          22,920     17,159      17,159    44,053    12,455      12,455    44,053
     18          24,066     17,804      17,804    44,053    12,340      12,340    44,053
     19          25,270     18,474      18,474    44,053    12,143      12,143    44,053
     20          26,533     19,171      19,171    44,053    11,849      11,849    44,053
     25          33,864     23,088      23,088    44,053     8,254       8,254    44,053
     35          55,160     33,598      33,598    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,403       8,653    44,053     9,336       8,586    44,053
      2          11,025      9,210       8,460    44,053     9,060       8,310    44,053
      3          11,576      9,020       8,270    44,053     8,773       8,023    44,053
      4          12,155      8,834       8,234    44,053     8,472       7,872    44,053
      5          12,763      8,650       8,050    44,053     8,156       7,556    44,053
      6          13,401      8,470       8,070    44,053     7,823       7,423    44,053
      7          14,071      8,293       7,893    44,053     7,469       7,069    44,053
      8          14,775      8,119       7,919    44,053     7,091       6,891    44,053
      9          15,513      7,948       7,748    44,053     6,685       6,485    44,053
     10          16,289      7,780       7,780    44,053     6,247       6,247    44,053
     11          17,103      7,642       7,642    44,053     5,781       5,781    44,053
     12          17,959      7,506       7,506    44,053     5,274       5,274    44,053
     13          18,856      7,371       7,371    44,053     4,721       4,721    44,053
     14          19,799      7,239       7,239    44,053     4,116       4,116    44,053
     15          20,789      7,108       7,108    44,053     3,451       3,451    44,053
     16          21,829      6,979       6,979    44,053     2,718       2,718    44,053
     17          22,920      6,852       6,852    44,053     1,905       1,905    44,053
     18          24,066      6,727       6,727    44,053       999         999    44,053
     19          25,270      6,603       6,603    44,053        --          --        --
     20          26,533      6,481       6,481    44,053        --          --        --
     25          33,864      5,897       5,897    44,053        --          --        --
     35          55,160      4,844       4,844    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,845       9,851    34,014    10,740       9,748    34,014
      2          11,025     11,765      10,779    34,014    11,544      10,563    34,014
      3          11,576     12,764      11,791    34,014    12,421      11,454    34,014
      4          12,155     13,852      13,044    34,014    13,379      12,578    34,014
      5          12,763     15,034      14,246    34,014    14,426      13,646    34,014
      6          13,401     16,320      15,757    34,014    15,571      15,015    34,014
      7          14,071     17,719      17,186    34,014    16,824      16,298    34,014
      8          14,775     19,240      18,944    34,014    18,194      17,903    34,014
      9          15,513     20,895      20,642    34,014    19,694      19,445    34,014
     10          16,289     22,695      22,695    34,014    21,341      21,341    34,014
     11          17,103     24,900      24,900    34,014    23,344      23,344    34,014
     12          17,959     27,338      27,338    34,014    25,581      25,581    34,014
     13          18,856     30,067      30,067    35,480    28,088      28,088    34,014
     14          19,799     33,083      33,083    38,707    30,896      30,896    36,149
     15          20,789     36,400      36,400    42,225    33,993      33,993    39,432
     16          21,829     40,049      40,049    46,056    37,398      37,398    43,008
     17          22,920     44,073      44,073    49,803    41,154      41,154    46,505
     18          24,066     48,516      48,516    53,853    45,300      45,300    50,284
     19          25,270     53,455      53,455    58,267    49,882      49,882    54,372
     20          26,533     58,871      58,871    64,170    54,935      54,935    59,880
     25          33,864     95,260      95,260   100,976    88,892      88,892    94,226
     35          55,160     245,064    245,064   257,317   225,310     225,310   236,576

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,260       9,279   34,014     10,153       9,175   34,014
      2          11,025     10,527       9,566   34,014     10,300       9,344   34,014
      3          11,576     10,802       9,863   34,014     10,439       9,506   34,014
      4          12,155     11,085      10,318   34,014     10,572       9,813   34,014
      5          12,763     11,376      10,634   34,014     10,695       9,961   34,014
      6          13,401     11,675      11,159   34,014     10,807      10,299   34,014
      7          14,071     11,984      11,494   34,014     10,902      10,420   34,014
      8          14,775     12,301      12,039   34,014     10,975      10,720   34,014
      9          15,513     12,627      12,396   34,014     11,018      10,790   34,014
     10          16,289     12,963      12,963   34,014     11,026      11,026   34,014
     11          17,103     13,443      13,443   34,014     11,084      11,084   34,014
     12          17,959     13,942      13,942   34,014     11,105      11,105   34,014
     13          18,856     14,460      14,460   34,014     11,084      11,084   34,014
     14          19,799     14,999      14,999   34,014     11,017      11,017   34,014
     15          20,789     15,558      15,558   34,014     10,896      10,896   34,014
     16          21,829     16,140      16,140   34,014     10,707      10,707   34,014
     17          22,920     16,745      16,745   34,014     10,430      10,430   34,014
     18          24,066     17,374      17,374   34,014     10,042      10,042   34,014
     19          25,270     18,027      18,027   34,014      9,510       9,510   34,014
     20          26,533     18,706      18,706   34,014      8,802       8,802   34,014
     25          33,864     22,524      22,524   34,014        893         893   34,014
     35          55,160     32,768      32,768   34,407         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,733      8,764    34,014      9,625      8,659    34,014
      2          11,025      9,472      8,532    34,014      9,239      8,304    34,014
      3          11,576      9,217      8,305    34,014      8,842      7,937    34,014
      4          12,155      8,968      8,233    34,014      8,433      7,707    34,014
      5          12,763      8,725      8,016    34,014      8,010      7,310    34,014
      6          13,401      8,488      8,003    34,014      7,570      7,094    34,014
      7          14,071      8,256      7,795    34,014      7,107      6,653    34,014
      8          14,775      8,030      7,790    34,014      6,614      6,381    34,014
      9          15,513      7,810      7,590    34,014      6,084      5,869    34,014
     10          16,289      7,594      7,594    34,014      5,509      5,509    34,014
     11          17,103      7,459      7,459    34,014      4,927      4,927    34,014
     12          17,959      7,325      7,325    34,014      4,287      4,287    34,014
     13          18,856      7,193      7,193    34,014      3,584      3,584    34,014
     14          19,799      7,063      7,063    34,014      2,813      2,813    34,014
     15          20,789      6,935      6,935    34,014      1,964      1,964    34,014
     16          21,829      6,808      6,808    34,014      1,019      1,019    34,014
     17          22,920      6,684      6,684    34,014         --         --        --
     18          24,066      6,561      6,561    34,014         --         --        --
     19          25,270      6,439      6,439    34,014         --         --        --
     20          26,533      6,320      6,320    34,014         --         --        --
     25          33,864      5,746      5,746    34,014         --         --        --
     35          55,160      4,713      4,713    34,014         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,478       9,728    34,014    10,366       9,616    34,014
      2          11,025     11,440      10,690    34,014    11,205      10,455    34,014
      3          11,576     12,493      11,743    34,014    12,125      11,375    34,014
      4          12,155     13,645      13,045    34,014    13,138      12,538    34,014
      5          12,763     14,907      14,307    34,014    14,252      13,652    34,014
      6          13,401     16,287      15,887    34,014    15,481      15,081    34,014
      7          14,071     17,799      17,399    34,014    16,834      16,434    34,014
      8          14,775     19,453      19,253    34,014    18,326      18,126    34,014
      9          15,513     21,265      21,065    34,014    19,973      19,773    34,014
     10          16,289     23,252      23,252    34,014    21,795      21,795    34,014
     11          17,103     25,514      25,514    34,014    23,855      23,855    34,014
     12          17,959     28,027      28,027    34,014    26,156      26,156    34,014
     13          18,856     30,835      30,835    36,386    28,738      28,738    34,014
     14          19,799     33,928      33,928    39,697    31,618      31,618    36,993
     15          20,789     37,331      37,331    43,305    34,787      34,787    40,353
     16          21,829     41,074      41,074    47,235    38,272      38,272    44,013
     17          22,920     45,202      45,202    51,079    42,117      42,117    47,593
     18          24,066     49,759      49,759    55,233    46,361      46,361    51,461
     19          25,270     54,825      54,825    59,760    51,081      51,081    55,679
     20          26,533     60,380      60,380    65,814    56,256      56,256    61,319
     25          33,864     97,702      97,702   103,564    91,028      91,028    96,490
     35          55,160     251,346    251,346   263,913   230,725     230,725   242,262

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,913       9,163   34,014      9,800       9,050   34,014
      2          11,025     10,236       9,486   34,014      9,995       9,245   34,014
      3          11,576     10,572       9,822   34,014     10,188       9,438   34,014
      4          12,155     10,919      10,319   34,014     10,377       9,777   34,014
      5          12,763     11,279      10,679   34,014     10,561       9,961   34,014
      6          13,401     11,651      11,251   34,014     10,737      10,337   34,014
      7          14,071     12,037      11,637   34,014     10,901      10,501   34,014
      8          14,775     12,437      12,237   34,014     11,047      10,847   34,014
      9          15,513     12,851      12,651   34,014     11,168      10,968   34,014
     10          16,289     13,279      13,279   34,014     11,259      11,259   34,014
     11          17,103     13,771      13,771   34,014     11,334      11,334   34,014
     12          17,959     14,283      14,283   34,014     11,371      11,371   34,014
     13          18,856     14,815      14,815   34,014     11,368      11,368   34,014
     14          19,799     15,367      15,367   34,014     11,321      11,321   34,014
     15          20,789     15,942      15,942   34,014     11,222      11,222   34,014
     16          21,829     16,539      16,539   34,014     11,058      11,058   34,014
     17          22,920     17,159      17,159   34,014     10,809      10,809   34,014
     18          24,066     17,804      17,804   34,014     10,452      10,452   34,014
     19          25,270     18,474      18,474   34,014      9,956       9,956   34,014
     20          26,533     19,171      19,171   34,014      9,289       9,289   34,014
     25          33,864     23,088      23,088   34,014      1,728       1,728   34,014
     35          55,160     33,598      33,598   35,278         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,403      8,653    34,014      9,290      8,540    34,014
      2          11,025      9,210      8,460    34,014      8,965      8,215    34,014
      3          11,576      9,020      8,270    34,014      8,627      7,877    34,014
      4          12,155      8,834      8,234    34,014      8,274      7,674    34,014
      5          12,763      8,650      8,050    34,014      7,905      7,305    34,014
      6          13,401      8,470      8,070    34,014      7,515      7,115    34,014
      7          14,071      8,293      7,893    34,014      7,100      6,700    34,014
      8          14,775      8,119      7,919    34,014      6,652      6,452    34,014
      9          15,513      7,948      7,748    34,014      6,164      5,964    34,014
     10          16,289      7,780      7,780    34,014      5,628      5,628    34,014
     11          17,103      7,642      7,642    34,014      5,047      5,047    34,014
     12          17,959      7,506      7,506    34,014      4,408      4,408    34,014
     13          18,856      7,371      7,371    34,014      3,707      3,707    34,014
     14          19,799      7,239      7,239    34,014      2,938      2,938    34,014
     15          20,789      7,108      7,108    34,014      2,091      2,091    34,014
     16          21,829      6,979      6,979    34,014      1,148      1,148    34,014
     17          22,920      6,852      6,852    34,014         86         86    34,014
     18          24,066      6,727      6,727    34,014         --         --        --
     19          25,270      6,603      6,603    34,014         --         --        --
     20          26,533      6,481      6,481    34,014         --         --        --
     25          33,864      5,897      5,897    34,014         --         --        --
     35          55,160      4,844      4,844    34,014         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,845       9,851    20,000    10,654       9,665    20,000
      2          11,025     11,765      10,779    20,000    11,364      10,386    20,000
      3          11,576     12,764      11,791    20,000    12,138      11,175    20,000
      4          12,155     13,852      13,044    20,000    12,989      12,194    20,000
      5          12,763     15,034      14,246    20,000    13,931      13,156    20,000
      6          13,401     16,320      15,757    20,000    14,981      14,431    20,000
      7          14,071     17,726      17,193    20,031    16,163      15,642    20,000
      8          14,775     19,289      18,993    21,412    17,507      17,219    20,000
      9          15,513     21,008      20,756    22,900    19,044      18,797    20,759
     10          16,289     22,868      22,868    24,927    20,728      20,728    22,593
     11          17,103     25,099      25,099    27,107    22,746      22,746    24,566
     12          17,959     27,556      27,556    29,485    24,970      24,970    26,718
     13          18,856     30,240      30,240    32,357    27,397      27,397    29,316
     14          19,799     33,200      33,200    35,192    30,076      30,076    31,882
     15          20,789     36,440      36,440    38,627    33,002      33,002    34,982
     16          21,829     40,015      40,015    42,016    36,236      36,236    38,048
     17          22,920     43,926      43,926    46,123    39,767      39,767    41,756
     18          24,066     48,222      48,222    50,634    43,616      43,616    45,797
     19          25,270     52,972      52,972    55,622    47,805      47,805    50,196
     20          26,533     58,190      58,190    61,100    52,389      52,389    55,009
     25          33,864     93,081      93,081    97,735    81,743      81,743    85,831
     35          55,160     238,359    238,359   240,743   202,949     202,949   204,979

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,260       9,279   20,000     10,065       9,088   20,000
      2          11,025     10,527       9,566   20,000     10,103       9,151   20,000
      3          11,576     10,802       9,863   20,000     10,112       9,185   20,000
      4          12,155     11,085      10,318   20,000     10,086       9,335   20,000
      5          12,763     11,376      10,634   20,000     10,019       9,294   20,000
      6          13,401     11,675      11,159   20,000      9,901       9,402   20,000
      7          14,071     11,984      11,494   20,000      9,720       9,247   20,000
      8          14,775     12,301      12,039   20,000      9,461       9,214   20,000
      9          15,513     12,627      12,396   20,000      9,105       8,882   20,000
     10          16,289     12,963      12,963   20,000      8,628       8,628   20,000
     11          17,103     13,443      13,443   20,000      8,076       8,076   20,000
     12          17,959     13,942      13,942   20,000      7,349       7,349   20,000
     13          18,856     14,460      14,460   20,000      6,403       6,403   20,000
     14          19,799     14,999      14,999   20,000      5,185       5,185   20,000
     15          20,789     15,558      15,558   20,000      3,616       3,616   20,000
     16          21,829     16,140      16,140   20,000      1,586       1,586   20,000
     17          22,920     16,745      16,745   20,000         --          --       --
     18          24,066     17,374      17,374   20,000         --          --       --
     19          25,270     18,027      18,027   20,000         --          --       --
     20          26,533     18,706      18,706   20,000         --          --       --
     25          33,864     22,524      22,524   23,650         --          --       --
     35          55,160     32,795      32,795   33,124         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,733      8,764    20,000      9,534      8,570    20,000
      2          11,025      9,472      8,532    20,000      9,031      8,101    20,000
      3          11,576      9,217      8,305    20,000      8,484      7,586    20,000
      4          12,155      8,968      8,233    20,000      7,887      7,168    20,000
      5          12,763      8,725      8,016    20,000      7,228      6,537    20,000
      6          13,401      8,488      8,003    20,000      6,494      6,029    20,000
      7          14,071      8,256      7,795    20,000      5,669      5,226    20,000
      8          14,775      8,030      7,790    20,000      4,729      4,505    20,000
      9          15,513      7,810      7,590    20,000      3,646      3,437    20,000
     10          16,289      7,594      7,594    20,000      2,389      2,389    20,000
     11          17,103      7,459      7,459    20,000        935        935    20,000
     12          17,959      7,325      7,325    20,000         --         --        --
     13          18,856      7,193      7,193    20,000         --         --        --
     14          19,799      7,063      7,063    20,000         --         --        --
     15          20,789      6,935      6,935    20,000         --         --        --
     16          21,829      6,808      6,808    20,000         --         --        --
     17          22,920      6,684      6,684    20,000         --         --        --
     18          24,066      6,561      6,561    20,000         --         --        --
     19          25,270      6,439      6,439    20,000         --         --        --
     20          26,533      6,320      6,320    20,000         --         --        --
     25          33,864      5,746      5,746    20,000         --         --        --
     35          55,160      4,713      4,713    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,478       9,728    20,000    10,272       9,522    20,000
      2          11,025     11,440      10,690    20,000    11,005      10,255    20,000
      3          11,576     12,493      11,743    20,000    11,809      11,059    20,000
      4          12,155     13,645      13,045    20,000    12,700      12,100    20,000
      5          12,763     14,907      14,307    20,000    13,692      13,092    20,000
      6          13,401     16,287      15,887    20,000    14,807      14,407    20,000
      7          14,071     17,807      17,407    20,122    16,070      15,670    20,000
      8          14,775     19,506      19,306    21,652    17,516      17,316    20,000
      9          15,513     21,383      21,183    23,308    19,180      18,980    20,907
     10          16,289     23,429      23,429    25,538    21,012      21,012    22,904
     11          17,103     25,715      25,715    27,773    23,059      23,059    24,904
     12          17,959     28,233      28,233    30,210    25,314      25,314    27,086
     13          18,856     30,984      30,984    33,153    27,775      27,775    29,720
     14          19,799     34,018      34,018    36,059    30,492      30,492    32,322
     15          20,789     37,338      37,338    39,579    33,458      33,458    35,466
     16          21,829     41,002      41,002    43,052    36,737      36,737    38,574
     17          22,920     45,010      45,010    47,261    40,317      40,317    42,334
     18          24,066     49,413      49,413    51,885    44,220      44,220    46,432
     19          25,270     54,281      54,281    56,995    48,468      48,468    50,892
     20          26,533     59,628      59,628    62,610    53,115      53,115    55,771
     25          33,864     95,380      95,380   100,149    82,876      82,876    87,021
     35          55,160     244,246    244,246   246,689   205,763     205,763   207,821

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,913       9,163   20,000      9,703      8,953     20,000
      2          11,025     10,236       9,486   20,000      9,782      9,032     20,000
      3          11,576     10,572       9,822   20,000      9,833      9,083     20,000
      4          12,155     10,919      10,319   20,000      9,852      9,252     20,000
      5          12,763     11,279      10,679   20,000      9,833      9,233     20,000
      6          13,401     11,651      11,251   20,000      9,765      9,365     20,000
      7          14,071     12,037      11,637   20,000      9,638      9,238     20,000
      8          14,775     12,437      12,237   20,000      9,437      9,237     20,000
      9          15,513     12,851      12,651   20,000      9,141      8,941     20,000
     10          16,289     13,279      13,279   20,000      8,730      8,730     20,000
     11          17,103     13,771      13,771   20,000      8,191      8,191     20,000
     12          17,959     14,283      14,283   20,000      7,480      7,480     20,000
     13          18,856     14,815      14,815   20,000      6,554      6,554     20,000
     14          19,799     15,367      15,367   20,000      5,359      5,359     20,000
     15          20,789     15,942      15,942   20,000      3,819      3,819     20,000
     16          21,829     16,539      16,539   20,000      1,827      1,827     20,000
     17          22,920     17,159      17,159   20,000         --         --         --
     18          24,066     17,804      17,804   20,000         --         --         --
     19          25,270     18,474      18,474   20,000         --         --         --
     20          26,533     19,171      19,171   20,130         --         --         --
     25          33,864     23,088      23,088   24,242         --         --         --
     35          55,160     33,626      33,626   33,962         --         --         --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,403      8,653    20,000      9,191      8,441    20,000
      2          11,025      9,210      8,460    20,000      8,742      7,992    20,000
      3          11,576      9,020      8,270    20,000      8,245      7,495    20,000
      4          12,155      8,834      8,234    20,000      7,695      7,095    20,000
      5          12,763      8,650      8,050    20,000      7,080      6,480    20,000
      6          13,401      8,470      8,070    20,000      6,386      5,986    20,000
      7          14,071      8,293      7,893    20,000      5,597      5,197    20,000
      8          14,775      8,119      7,919    20,000      4,688      4,488    20,000
      9          15,513      7,948      7,748    20,000      3,632      3,432    20,000
     10          16,289      7,780      7,780    20,000      2,395      2,395    20,000
     11          17,103      7,642      7,642    20,000        941        941    20,000
     12          17,959      7,506      7,506    20,000         --         --        --
     13          18,856      7,371      7,371    20,000         --         --        --
     14          19,799      7,239      7,239    20,000         --         --        --
     15          20,789      7,108      7,108    20,000         --         --        --
     16          21,829      6,979      6,979    20,000         --         --        --
     17          22,920      6,852      6,852    20,000         --         --        --
     18          24,066      6,727      6,727    20,000         --         --        --
     19          25,270      6,603      6,603    20,000         --         --        --
     20          26,533      6,481      6,481    20,000         --         --        --
     25          33,864      5,897      5,897    20,000         --         --        --
     35          55,160      4,844      4,844    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,935       9,939    45,454    10,935       9,939    45,454
      2          11,025     11,954      10,965    45,454    11,954      10,965    45,454
      3          11,576     13,065      12,086    45,454    13,065      12,086    45,454
      4          12,155     14,274      13,460    45,454    14,274      13,460    45,454
      5          12,763     15,590      14,795    45,454    15,590      14,795    45,454
      6          13,401     17,023      16,453    45,454    17,023      16,453    45,454
      7          14,071     18,583      18,044    45,454    18,583      18,044    45,454
      8          14,775     20,281      19,980    45,454    20,281      19,980    45,454
      9          15,513     22,129      21,873    45,454    22,129      21,873    45,454
     10          16,289     24,140      24,140    45,454    24,140      24,140    45,454
     11          17,103     26,554      26,554    45,454    26,544      26,544    45,454
     12          17,959     29,213      29,213    45,454    29,193      29,193    45,454
     13          18,856     32,145      32,145    45,454    32,117      32,117    45,454
     14          19,799     35,387      35,387    45,454    35,355      35,355    45,454
     15          20,789     38,988      38,988    45,454    38,953      38,953    45,454
     16          21,829     42,984      42,984    49,432    42,944      42,944    49,386
     17          22,920     47,389      47,389    53,550    47,345      47,345    53,500
     18          24,066     52,276      52,276    58,027    52,228      52,228    57,973
     19          25,270     57,669      57,669    62,860    57,616      57,616    62,802
     20          26,533     63,590      63,590    69,313    63,531      63,531    69,249
     25          33,864     103,324    103,324   109,524   103,226     103,226   109,420
     35          55,160     271,110    271,110   284,666   261,901     261,901   274,996

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,345       9,362    45,454    10,345       9,362    45,454
      2          11,025     10,696       9,732    45,454    10,696       9,732    45,454
      3          11,576     11,052      10,109    45,454    11,052      10,109    45,454
      4          12,155     11,412      10,641    45,454    11,412      10,641    45,454
      5          12,763     11,775      11,028    45,454    11,775      11,028    45,454
      6          13,401     12,138      11,616    45,454    12,138      11,616    45,454
      7          14,071     12,498      12,005    45,454    12,498      12,005    45,454
      8          14,775     12,863      12,598    45,454    12,853      12,589    45,454
      9          15,513     13,239      13,005    45,454    13,196      12,963    45,454
     10          16,289     13,626      13,626    45,454    13,523      13,523    45,454
     11          17,103     14,168      14,168    45,454    13,940      13,940    45,454
     12          17,959     14,732      14,732    45,454    14,337      14,337    45,454
     13          18,856     15,319      15,319    45,454    14,706      14,706    45,454
     14          19,799     15,932      15,932    45,454    15,041      15,041    45,454
     15          20,789     16,570      16,570    45,454    15,331      15,331    45,454
     16          21,829     17,235      17,235    45,454    15,564      15,564    45,454
     17          22,920     17,928      17,928    45,454    15,721      15,721    45,454
     18          24,066     18,649      18,649    45,454    15,780      15,780    45,454
     19          25,270     19,401      19,401    45,454    15,711      15,711    45,454
     20          26,533     20,185      20,185    45,454    15,480      15,480    45,454
     25          33,864     24,625      24,625    45,454    10,207      10,207    45,454
     35          55,160     36,772      36,772    45,454        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,813       8,842    45,454     9,813       8,842    45,454
      2          11,025      9,623       8,680    45,454     9,623       8,680    45,454
      3          11,576      9,427       8,512    45,454     9,427       8,512    45,454
      4          12,155      9,224       8,485    45,454     9,224       8,485    45,454
      5          12,763      9,012       8,299    45,454     9,012       8,299    45,454
      6          13,401      8,790       8,302    45,454     8,788       8,300    45,454
      7          14,071      8,573       8,109    45,454     8,550       8,086    45,454
      8          14,775      8,360       8,119    45,454     8,292       8,051    45,454
      9          15,513      8,152       7,932    45,454     8,010       7,790    45,454
     10          16,289      7,949       7,949    45,454     7,696       7,696    45,454
     11          17,103      7,828       7,828    45,454     7,403       7,403    45,454
     12          17,959      7,708       7,708    45,454     7,061       7,061    45,454
     13          18,856      7,590       7,590    45,454     6,661       6,661    45,454
     14          19,799      7,473       7,473    45,454     6,193       6,193    45,454
     15          20,789      7,358       7,358    45,454     5,644       5,644    45,454
     16          21,829      7,244       7,244    45,454     4,995       4,995    45,454
     17          22,920      7,131       7,131    45,454     4,222       4,222    45,454
     18          24,066      7,019       7,019    45,454     3,293       3,293    45,454
     19          25,270      6,909       6,909    45,454     2,168       2,168    45,454
     20          26,533      6,800       6,800    45,454       798         798    45,454
     25          33,864      6,273       6,273    45,454        --          --        --
     35          55,160      5,306       5,306    45,454        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,565       9,815    45,454    10,565       9,815    45,454
      2          11,025     11,624      10,874    45,454    11,624      10,874    45,454
      3          11,576     12,785      12,035    45,454    12,785      12,035    45,454
      4          12,155     14,059      13,459    45,454    14,059      13,459    45,454
      5          12,763     15,455      14,855    45,454    15,455      14,855    45,454
      6          13,401     16,985      16,585    45,454    16,985      16,585    45,454
      7          14,071     18,663      18,263    45,454    18,663      18,263    45,454
      8          14,775     20,502      20,302    45,454    20,502      20,302    45,454
      9          15,513     22,518      22,318    45,454    22,518      22,318    45,454
     10          16,289     24,731      24,731    45,454    24,731      24,731    45,454
     11          17,103     27,206      27,206    45,454    27,201      27,201    45,454
     12          17,959     29,934      29,934    45,454    29,924      29,924    45,454
     13          18,856     32,945      32,945    45,454    32,932      32,932    45,454
     14          19,799     36,279      36,279    45,454    36,265      36,265    45,454
     15          20,789     39,986      39,986    46,385    39,970      39,970    46,366
     16          21,829     44,086      44,086    50,699    44,068      44,068    50,679
     17          22,920     48,605      48,605    54,924    48,585      48,585    54,902
     18          24,066     53,617      53,617    59,516    53,596      53,596    59,492
     19          25,270     59,149      59,149    64,473    59,125      59,125    64,447
     20          26,533     65,222      65,222    71,092    65,195      65,195    71,063
     25          33,864     105,975    105,975   112,334   105,930     105,930   112,286
     35          55,160     278,067    278,067   291,970   268,761     268,761   282,199

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,995       9,245    45,454     9,995       9,245    45,454
      2          11,025     10,400       9,650    45,454    10,400       9,650    45,454
      3          11,576     10,815      10,065    45,454    10,815      10,065    45,454
      4          12,155     11,240      10,640    45,454    11,240      10,640    45,454
      5          12,763     11,672      11,072    45,454    11,672      11,072    45,454
      6          13,401     12,110      11,710    45,454    12,110      11,710    45,454
      7          14,071     12,551      12,151    45,454    12,551      12,151    45,454
      8          14,775     13,002      12,802    45,454    12,993      12,793    45,454
      9          15,513     13,469      13,269    45,454    13,430      13,230    45,454
     10          16,289     13,955      13,955    45,454    13,857      13,857    45,454
     11          17,103     14,510      14,510    45,454    14,292      14,292    45,454
     12          17,959     15,089      15,089    45,454    14,707      14,707    45,454
     13          18,856     15,692      15,692    45,454    15,096      15,096    45,454
     14          19,799     16,320      16,320    45,454    15,453      15,453    45,454
     15          20,789     16,974      16,974    45,454    15,767      15,767    45,454
     16          21,829     17,656      17,656    45,454    16,027      16,027    45,454
     17          22,920     18,366      18,366    45,454    16,214      16,214    45,454
     18          24,066     19,106      19,106    45,454    16,307      16,307    45,454
     19          25,270     19,877      19,877    45,454    16,276      16,276    45,454
     20          26,533     20,681      20,681    45,454    16,089      16,089    45,454
     25          33,864     25,234      25,234    45,454    11,191      11,191    45,454
     35          55,160     37,691      37,691    45,454        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,481       8,731    45,454     9,481       8,731    45,454
      2          11,025      9,356       8,606    45,454     9,356       8,606    45,454
      3          11,576      9,225       8,475    45,454     9,225       8,475    45,454
      4          12,155      9,084       8,484    45,454     9,084       8,484    45,454
      5          12,763      8,932       8,332    45,454     8,932       8,332    45,454
      6          13,401      8,769       8,369    45,454     8,767       8,367    45,454
      7          14,071      8,608       8,208    45,454     8,585       8,185    45,454
      8          14,775      8,450       8,250    45,454     8,382       8,182    45,454
      9          15,513      8,294       8,094    45,454     8,152       7,952    45,454
     10          16,289      8,141       8,141    45,454     7,888       7,888    45,454
     11          17,103      8,018       8,018    45,454     7,595       7,595    45,454
     12          17,959      7,896       7,896    45,454     7,253       7,253    45,454
     13          18,856      7,776       7,776    45,454     6,854       6,854    45,454
     14          19,799      7,657       7,657    45,454     6,386       6,386    45,454
     15          20,789      7,539       7,539    45,454     5,837       5,837    45,454
     16          21,829      7,423       7,423    45,454     5,189       5,189    45,454
     17          22,920      7,308       7,308    45,454     4,419       4,419    45,454
     18          24,066      7,194       7,194    45,454     3,493       3,493    45,454
     19          25,270      7,082       7,082    45,454     2,371       2,371    45,454
     20          26,533      6,971       6,971    45,454     1,006       1,006    45,454
     25          33,864      6,435       6,435    45,454        --          --        --
     35          55,160      5,450       5,450    45,454        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,929       9,933    28,329    10,929       9,933    28,329
      2          11,025     11,928      10,939    28,329    11,928      10,939    28,329
      3          11,576     13,002      12,024    28,329    13,002      12,024    28,329
      4          12,155     14,158      13,345    28,329    14,158      13,345    28,329
      5          12,763     15,407      14,614    28,329    15,403      14,610    28,329
      6          13,401     16,767      16,200    28,329    16,747      16,180    28,329
      7          14,071     18,251      17,714    28,329    18,202      17,666    28,329
      8          14,775     19,868      19,569    28,329    19,782      19,483    28,329
      9          15,513     21,632      21,378    28,329    21,507      21,253    28,329
     10          16,289     23,558      23,558    28,329    23,404      23,404    28,329
     11          17,103     25,918      25,918    28,329    25,721      25,721    28,329
     12          17,959     28,547      28,547    30,546    28,328      28,328    30,312
     13          18,856     31,435      31,435    33,636    31,193      31,193    33,377
     14          19,799     34,615      34,615    36,693    34,349      34,349    36,410
     15          20,789     38,100      38,100    40,386    37,806      37,806    40,075
     16          21,829     41,942      41,942    44,039    41,618      41,618    43,700
     17          22,920     46,158      46,158    48,467    45,790      45,790    48,080
     18          24,066     50,832      50,832    53,374    50,349      50,349    52,867
     19          25,270     55,979      55,979    58,779    55,353      55,353    58,121
     20          26,533     61,648      61,648    64,730    60,803      60,803    63,844
     25          33,864     99,852      99,852   104,845    95,844      95,844   100,637
     35          55,160     261,965    261,965   264,585   239,065     239,065   241,456

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,338       9,356   28,329     10,338       9,356   28,329
      2          11,025     10,669       9,706   28,329     10,669       9,706   28,329
      3          11,576     10,987      10,045   28,329     10,987      10,045   28,329
      4          12,155     11,304      10,535   28,329     11,290      10,520   28,329
      5          12,763     11,631      10,885   28,329     11,571      10,826   28,329
      6          13,401     11,968      11,448   28,329     11,824      11,306   28,329
      7          14,071     12,315      11,823   28,329     12,042      11,551   28,329
      8          14,775     12,674      12,410   28,329     12,212      11,951   28,329
      9          15,513     13,044      12,811   28,329     12,321      12,090   28,329
     10          16,289     13,425      13,425   28,329     12,352      12,352   28,329
     11          17,103     13,958      13,958   28,329     12,391      12,391   28,329
     12          17,959     14,513      14,513   28,329     12,320      12,320   28,329
     13          18,856     15,092      15,092   28,329     12,118      12,118   28,329
     14          19,799     15,695      15,695   28,329     11,753      11,753   28,329
     15          20,789     16,323      16,323   28,329     11,186      11,186   28,329
     16          21,829     16,977      16,977   28,329     10,361      10,361   28,329
     17          22,920     17,659      17,659   28,329      9,198       9,198   28,329
     18          24,066     18,370      18,370   28,329      7,585       7,585   28,329
     19          25,270     19,110      19,110   28,329      5,365       5,365   28,329
     20          26,533     19,882      19,882   28,329      2,323       2,323   28,329
     25          33,864     24,252      24,252   28,329         --          --       --
     35          55,160     36,210      36,210   36,573         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,807      8,836    28,329      9,807      8,836    28,329
      2          11,025      9,596      8,654    28,329      9,596      8,654    28,329
      3          11,576      9,362      8,448    28,329      9,361      8,447    28,329
      4          12,155      9,132      8,395    28,329      9,098      8,362    28,329
      5          12,763      8,908      8,196    28,329      8,800      8,090    28,329
      6          13,401      8,688      8,201    28,329      8,458      7,973    28,329
      7          14,071      8,473      8,010    28,329      8,061      7,600    28,329
      8          14,775      8,263      8,022    28,329      7,594      7,356    28,329
      9          15,513      8,057      7,837    28,329      7,038      6,820    28,329
     10          16,289      7,855      7,855    28,329      6,369      6,369    28,329
     11          17,103      7,736      7,736    28,329      5,611      5,611    28,329
     12          17,959      7,617      7,617    28,329      4,677      4,677    28,329
     13          18,856      7,500      7,500    28,329      3,531      3,531    28,329
     14          19,799      7,384      7,384    28,329      2,125      2,125    28,329
     15          20,789      7,270      7,270    28,329        398        398    28,329
     16          21,829      7,156      7,156    28,329         --         --        --
     17          22,920      7,045      7,045    28,329         --         --        --
     18          24,066      6,934      6,934    28,329         --         --        --
     19          25,270      6,825      6,825    28,329         --         --        --
     20          26,533      6,717      6,717    28,329         --         --        --
     25          33,864      6,195      6,195    28,329         --         --        --
     35          55,160      5,236      5,236    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,559       9,809    28,329    10,559       9,809    28,329
      2          11,025     11,597      10,847    28,329    11,597      10,847    28,329
      3          11,576     12,720      11,970    28,329    12,720      11,970    28,329
      4          12,155     13,938      13,338    28,329    13,938      13,338    28,329
      5          12,763     15,266      14,666    28,329    15,261      14,661    28,329
      6          13,401     16,723      16,323    28,329    16,699      16,299    28,329
      7          14,071     18,322      17,922    28,329    18,269      17,869    28,329
      8          14,775     20,076      19,876    28,329    19,988      19,788    28,329
      9          15,513     22,002      21,802    28,329    21,881      21,681    28,329
     10          16,289     24,126      24,126    28,329    23,982      23,982    28,329
     11          17,103     26,552      26,552    28,676    26,380      26,380    28,491
     12          17,959     29,251      29,251    31,299    29,061      29,061    31,096
     13          18,856     32,210      32,210    34,465    32,001      32,001    34,241
     14          19,799     35,470      35,470    37,598    35,239      35,239    37,354
     15          20,789     39,041      39,041    41,384    38,786      38,786    41,114
     16          21,829     42,978      42,978    45,128    42,698      42,698    44,834
     17          22,920     47,300      47,300    49,666    46,980      46,980    49,329
     18          24,066     52,089      52,089    54,694    51,688      51,688    54,273
     19          25,270     57,364      57,364    60,232    56,825      56,825    59,667
     20          26,533     63,172      63,172    66,331    62,420      62,420    65,541
     25          33,864     102,322    102,322   107,439    98,392      98,392   103,312
     35          55,160     268,443    268,443   271,128   245,419     245,419   247,874

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,988       9,238   28,329      9,988       9,238   28,329
      2          11,025     10,372       9,622   28,329     10,372       9,622   28,329
      3          11,576     10,749       9,999   28,329     10,749       9,999   28,329
      4          12,155     11,131      10,531   28,329     11,114      10,514   28,329
      5          12,763     11,527      10,927   28,329     11,462      10,862   28,329
      6          13,401     11,938      11,538   28,329     11,788      11,388   28,329
      7          14,071     12,365      11,965   28,329     12,083      11,683   28,329
      8          14,775     12,809      12,609   28,329     12,337      12,137   28,329
      9          15,513     13,269      13,069   28,329     12,537      12,337   28,329
     10          16,289     13,747      13,747   28,329     12,667      12,667   28,329
     11          17,103     14,293      14,293   28,329     12,730      12,730   28,329
     12          17,959     14,863      14,863   28,329     12,689      12,689   28,329
     13          18,856     15,456      15,456   28,329     12,521      12,521   28,329
     14          19,799     16,074      16,074   28,329     12,198      12,198   28,329
     15          20,789     16,718      16,718   28,329     11,682      11,682   28,329
     16          21,829     17,389      17,389   28,329     10,919      10,919   28,329
     17          22,920     18,088      18,088   28,329      9,833       9,833   28,329
     18          24,066     18,817      18,817   28,329      8,317       8,317   28,329
     19          25,270     19,576      19,576   28,329      6,224       6,224   28,329
     20          26,533     20,367      20,367   28,329      3,347       3,347   28,329
     25          33,864     24,848      24,848   28,329         --          --       --
     35          55,160     37,109      37,109   37,481         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

60                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,475      8,725    28,329      9,475      8,725    28,329
      2          11,025      9,329      8,579    28,329      9,329      8,579    28,329
      3          11,576      9,160      8,410    28,329      9,157      8,407    28,329
      4          12,155      8,993      8,393    28,329      8,955      8,355    28,329
      5          12,763      8,829      8,229    28,329      8,715      8,115    28,329
      6          13,401      8,668      8,268    28,329      8,430      8,030    28,329
      7          14,071      8,509      8,109    28,329      8,087      7,687    28,329
      8          14,775      8,352      8,152    28,329      7,671      7,471    28,329
      9          15,513      8,198      7,998    28,329      7,164      6,964    28,329
     10          16,289      8,045      8,045    28,329      6,542      6,542    28,329
     11          17,103      7,923      7,923    28,329      5,787      5,787    28,329
     12          17,959      7,803      7,803    28,329      4,859      4,859    28,329
     13          18,856      7,683      7,683    28,329      3,720      3,720    28,329
     14          19,799      7,566      7,566    28,329      2,323      2,323    28,329
     15          20,789      7,449      7,449    28,329        607        607    28,329
     16          21,829      7,334      7,334    28,329         --         --        --
     17          22,920      7,220      7,220    28,329         --         --        --
     18          24,066      7,107      7,107    28,329         --         --        --
     19          25,270      6,996      6,996    28,329         --         --        --
     20          26,533      6,886      6,886    28,329         --         --        --
     25          33,864      6,354      6,354    28,329         --         --        --
     35          55,160      5,379      5,379    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account Five and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, International Advisers Fund Sub-Account, Small Company Fund Sub-Account and MidCap Fund Sub-Account (constituting Hartford Life Insurance Company Separate Account Five) (the Accounts) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended (except for the MidCap Fund Sub-Account which reflects the period from inception, July 15, 1997, to December 31, 1997 and for the Small Company Fund Sub-Account which reflects the year ended December 31, 1997 and the period from inception, August 9, 1996, to December 31, 1996). These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, International Advisers Fund Sub-Account, Small Company Fund Sub-Account and MidCap Fund Sub-Account (constituting Hartford Life Insurance Company Separate Account Five) as of December 31, 1997, the results of its operations and the changes in its net assets for each of two years in the period then ended (except for the MidCap Fund Sub-Account which reflects the period from inception, July 15, 1997, to December 31, 1997 and for the Small Company Fund Sub-Account which reflects the year ended December 31, 1997 and the period from inception, August 9, 1996, to December 31, 1996) in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                      This page intentionally left blank.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1997

                                                                                       MONEY
                                                          BOND FUND    STOCK FUND   MARKET FUND  ADVISERS FUND
                                                         SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                         -----------   -----------  -----------  -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                    5,569,842
    Cost                                    $ 5,612,598
    Market Value.......................................  $5,846,964        --           --            --
  Hartford Stock Fund, Inc.
    Shares                                    6,313,268
    Cost                                    $24,991,211
    Market Value.......................................      --        $32,344,938      --            --
  HVA Money Market Fund, Inc.
    Shares                                   16,962,569
    Cost                                    $16,962,569
    Market Value.......................................      --            --       $16,962,569       --
  Hartford Advisers Fund, Inc.
    Shares                                   23,135,695
    Cost                                    $48,309,463
    Market Value.......................................      --            --           --        $58,458,025
  Hartford Capital Appreciation Fund, Inc.
    Shares                                   10,748,959
    Cost                                    $39,487,244
    Market Value.......................................      --            --           --            --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                    2,056,417
    Cost                                    $ 2,185,097
    Market Value.......................................      --            --           --            --
  Hartford Index Fund, Inc.
    Shares                                    5,631,982
    Cost                                    $12,547,865
    Market Value.......................................      --            --           --            --
  Hartford International Opportunities Fund, Inc.
    Shares                                    8,814,104
    Cost                                    $11,641,764
    Market Value.......................................      --            --           --            --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                   12,478,180
    Cost                                    $18,987,253
    Market Value.......................................      --            --           --            --
  Hartford International Advisers Fund, Inc.
    Shares                                    1,941,036
    Cost                                    $ 2,233,291
    Market Value.......................................      --            --           --            --
  Hartford Small Company, Inc.
    Shares                                    1,488,184
    Cost                                    $ 1,847,005
    Market Value.......................................      --            --           --            --
  Hartford MidCap Fund, Inc.
    Shares                                      153,462
    Cost                                     $  171,209
    Market Value.......................................      --            --           --            --
  Due from Hartford Life Insurance Company.............      --            --          288,453         13,405
  Receivable from fund shares sold.....................          10            89       --            --
                                                         -----------   -----------  -----------  -------------
  Total Assets.........................................   5,846,974    32,345,027   17,251,022     58,471,430
                                                         -----------   -----------  -----------  -------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............          12            82       --            --
  Payable for fund shares purchased....................      --            --          287,643         13,387
                                                         -----------   -----------  -----------  -------------
  Total Liabilities....................................          12            82      287,643         13,387
                                                         -----------   -----------  -----------  -------------
  Net Assets (variable life contract liabilities)......  $5,846,962    $32,344,945  $16,963,379   $58,458,043
                                                         -----------   -----------  -----------  -------------
                                                         -----------   -----------  -----------  -------------

  Units Owned by Participants..........................   4,284,076    14,917,782   14,500,449     31,579,124
  Unit Values..........................................  $ 1.364813    $ 2.168214   $ 1.169852    $  1.851161

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                              CAPITAL           MORTGAGE                      INTERNATIONAL
                                                         APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND
                                                            SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                         -----------------   ---------------   -----------  ------------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                    5,569,842
    Cost                                    $ 5,612,598
    Market Value.......................................        --                 --               --             --
  Hartford Stock Fund, Inc.
    Shares                                    6,313,268
    Cost                                    $24,991,211
    Market Value.......................................        --                 --               --             --
  HVA Money Market Fund, Inc.
    Shares                                   16,962,569
    Cost                                    $16,962,569
    Market Value.......................................        --                 --               --             --
  Hartford Advisers Fund, Inc.
    Shares                                   23,135,695
    Cost                                    $48,309,463
    Market Value.......................................        --                 --               --             --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                   10,748,959
    Cost                                    $39,487,244
    Market Value.......................................     $47,399,868           --               --             --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                    2,056,417
    Cost                                    $ 2,185,097
    Market Value.......................................        --              $2,228,705          --             --
  Hartford Index Fund, Inc.
    Shares                                    5,631,982
    Cost                                    $12,547,865
    Market Value.......................................        --                 --           $16,207,206        --
  Hartford International Opportunities Fund, Inc.
    Shares                                    8,814,104
    Cost                                    $11,641,764
    Market Value.......................................        --                 --               --          $11,409,479
  Hartford Dividend and Growth Fund, Inc.
    Shares                                   12,478,180
    Cost                                    $18,987,253
    Market Value.......................................        --                 --               --             --
  Hartford International Advisers Fund, Inc.
    Shares                                    1,941,036
    Cost                                    $ 2,233,291
    Market Value.......................................        --                 --               --             --
  Hartford Small Company, Inc.
    Shares                                    1,488,184
    Cost                                    $ 1,847,005
    Market Value.......................................        --                 --               --             --
  Hartford MidCap Fund, Inc.
    Shares                                      153,462
    Cost                                     $  171,209
    Market Value.......................................        --                 --               --             --
  Due from Hartford Life Insurance Company.............          13,413           --               --                    1
  Receivable from fund shares sold.....................        --                       4          --                    3
                                                         -----------------   ---------------   -----------  ------------------
  Total Assets.........................................      47,413,281         2,228,709      16,207,206       11,409,483
                                                         -----------------   ---------------   -----------  ------------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............        --                       3          --             --
  Payable for fund shares purchased....................          13,414           --               --             --
                                                         -----------------   ---------------   -----------  ------------------
  Total Liabilities....................................          13,414                 3          --             --
                                                         -----------------   ---------------   -----------  ------------------
  Net Assets (variable life contract liabilities)......     $47,399,867        $2,228,706      $16,207,206     $11,409,483
                                                         -----------------   ---------------   -----------  ------------------
                                                         -----------------   ---------------   -----------  ------------------

  Units Owned by Participants..........................      24,730,194         1,674,052       7,360,101        8,675,581
  Unit Values..........................................     $  1.916680        $ 1.331324      $ 2.202036      $  1.315126

                                                         DIVIDEND AND   INTERNATIONAL      SMALL         MIDCAP
                                                         GROWTH FUND    ADVISERS FUND   COMPANY FUND      FUND
                                                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                         ------------   -------------   ------------   -----------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                    5,569,842
    Cost                                    $ 5,612,598
    Market Value.......................................      --             --              --             --
  Hartford Stock Fund, Inc.
    Shares                                    6,313,268
    Cost                                    $24,991,211
    Market Value.......................................      --             --              --             --
  HVA Money Market Fund, Inc.
    Shares                                   16,962,569
    Cost                                    $16,962,569
    Market Value.......................................      --             --              --             --
  Hartford Advisers Fund, Inc.
    Shares                                   23,135,695
    Cost                                    $48,309,463
    Market Value.......................................      --             --              --             --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                   10,748,959
    Cost                                    $39,487,244
    Market Value.......................................      --             --              --             --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                    2,056,417
    Cost                                    $ 2,185,097
    Market Value.......................................      --             --              --             --
  Hartford Index Fund, Inc.
    Shares                                    5,631,982
    Cost                                    $12,547,865
    Market Value.......................................      --             --              --             --
  Hartford International Opportunities Fund, Inc.
    Shares                                    8,814,104
    Cost                                    $11,641,764
    Market Value.......................................      --             --              --             --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                   12,478,180
    Cost                                    $18,987,253
    Market Value.......................................  $24,361,500        --              --             --
  Hartford International Advisers Fund, Inc.
    Shares                                    1,941,036
    Cost                                    $ 2,233,291
    Market Value.......................................      --          $2,280,312         --             --
  Hartford Small Company, Inc.
    Shares                                    1,488,184
    Cost                                    $ 1,847,005
    Market Value.......................................      --             --           $1,789,111        --
  Hartford MidCap Fund, Inc.
    Shares                                      153,462
    Cost                                     $  171,209
    Market Value.......................................      --             --              --          $ 174,503
  Due from Hartford Life Insurance Company.............       11,741        --              --             --
  Receivable from fund shares sold.....................      --             --              --             --
                                                         ------------   -------------   ------------   -----------
  Total Assets.........................................   24,373,241      2,280,312       1,789,111       174,503
                                                         ------------   -------------   ------------   -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...............      --                   1         --             --
  Payable for fund shares purchased....................       11,744        --              --             --
                                                         ------------   -------------   ------------   -----------
  Total Liabilities....................................       11,744              1         --             --
                                                         ------------   -------------   ------------   -----------
  Net Assets (variable life contract liabilities)......  $24,361,497     $2,280,311      $1,789,111     $ 174,503
                                                         ------------   -------------   ------------   -----------
                                                         ------------   -------------   ------------   -----------
  Units Owned by Participants..........................   11,081,069      1,668,813       1,537,144       167,885
  Unit Values..........................................  $  2.198479     $ 1.366427      $ 1.163919     $1.039420

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
DECEMBER 31, 1997

                                                                                        MONEY
                                                          BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                         -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends............................................   $289,780     $   277,126    $911,582      $1,156,876
                                                         -----------   -----------   -----------   -------------
    Net investment income (loss).......................    289,780         277,126     911,582       1,156,876
                                                         -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME...................................     --             933,599      --           1,663,628
                                                         -----------   -----------   -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      1,747           8,984      --               2,740
  Net unrealized appreciation (depreciation) of
   investments during the period.......................    234,683       5,037,260      --           6,960,236
                                                         -----------   -----------   -----------   -------------
    Net gain (loss) on investments.....................    236,430       5,046,244      --           6,962,976
                                                         -----------   -----------   -----------   -------------
    Net increase (decrease) in net assets resulting
     from operations...................................   $526,210     $ 6,256,969    $911,582      $9,783,480
                                                         -----------   -----------   -----------   -------------
                                                         -----------   -----------   -----------   -------------

* From inception, July 15, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

                                                              CAPITAL           MORTGAGE                       INTERNATIONAL
                                                         APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                                                            SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                         -----------------   ---------------   -----------   ------------------
INVESTMENT INCOME:
  Dividends............................................     $  221,135          $116,672       $   180,981       $ 104,356
                                                         -----------------   ---------------   -----------      ----------
    Net investment income (loss).......................        221,135           116,672           180,981         104,356
                                                         -----------------   ---------------   -----------      ----------
CAPITAL GAINS INCOME...................................      2,382,496           --                787,478         661,603
                                                         -----------------   ---------------   -----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....          1,256               296             4,890           7,059
  Net unrealized appreciation (depreciation) of
   investments during the period.......................      4,674,683            39,086         2,484,980        (783,223)
                                                         -----------------   ---------------   -----------      ----------
    Net gain (loss) on investments.....................      4,675,939            39,382         2,489,870        (776,164)
                                                         -----------------   ---------------   -----------      ----------
    Net increase (decrease) in net assets resulting
     from operations...................................     $7,279,570          $156,054       $ 3,458,329       $ (10,205)
                                                         -----------------   ---------------   -----------      ----------
                                                         -----------------   ---------------   -----------      ----------

                                                         DIVIDEND AND   INTERNATIONAL      SMALL          MIDCAP
                                                         GROWTH FUND    ADVISERS FUND   COMPANY FUND       FUND
                                                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*
                                                         ------------   -------------   ------------   ------------
INVESTMENT INCOME:
  Dividends............................................   $  341,582       $70,580        $    811        $  156
                                                         ------------   -------------   ------------      ------
    Net investment income (loss).......................      341,582        70,580             811           156
                                                         ------------   -------------   ------------      ------
CAPITAL GAINS INCOME...................................      364,880         4,758          81,211        --
                                                         ------------   -------------   ------------      ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....          462         4,567         (11,838)           (3)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................    3,955,206        16,688         (57,877)        3,294
                                                         ------------   -------------   ------------      ------
    Net gain (loss) on investments.....................    3,955,668        21,255         (69,715)        3,291
                                                         ------------   -------------   ------------      ------
    Net increase (decrease) in net assets resulting
     from operations...................................   $4,662,130       $96,593        $ 12,307        $3,447
                                                         ------------   -------------   ------------      ------
                                                         ------------   -------------   ------------      ------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
DECEMBER 31, 1997

                                                                                         MONEY
                                                          BOND FUND     STOCK FUND    MARKET FUND    ADVISERS FUND
                                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                         -----------   ------------   ------------   -------------
OPERATIONS:
  Net investment income (loss).........................  $  289,780    $   277,126    $   911,582     $ 1,156,876
  Capital gains income.................................      --            933,599        --            1,663,628
  Net realized gain (loss) on security transactions....       1,747          8,984        --                2,740
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     234,683      5,037,260        --            6,960,236
                                                         -----------   ------------   ------------   -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     526,210      6,256,969        911,582       9,783,480
                                                         -----------   ------------   ------------   -------------
UNIT TRANSACTIONS:
  Purchases............................................      --            --          63,950,949           2,129
  Net transfers........................................   2,261,134     10,438,019    (61,547,449)     16,160,071
  Surrenders...........................................     (72,004)      (726,356)    (1,485,440)     (1,461,109)
  Net loan withdrawals.................................     (40,246)      (220,955)    (2,906,735)       (120,116)
  Cost of insurance and other fees.....................     (29,688)      (165,194)      (154,854)       (322,766)
                                                         -----------   ------------   ------------   -------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................   2,119,196      9,325,514     (2,143,529)     14,258,209
                                                         -----------   ------------   ------------   -------------
  Total increase (decrease) in net assets..............   2,645,406     15,582,483     (1,231,947)     24,041,689
NET ASSETS:
  Beginning of period..................................   3,201,556     16,762,462     18,195,326      34,416,354
                                                         -----------   ------------   ------------   -------------
  End of period........................................  $5,846,962    $32,344,945    $16,963,379     $58,458,043
                                                         -----------   ------------   ------------   -------------
                                                         -----------   ------------   ------------   -------------
* From inception, July 15, 1997 to December 31, 1997.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                         MONEY
                                                          BOND FUND     STOCK FUND    MARKET FUND    ADVISERS FUND
                                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                         -----------   ------------   ------------   -------------
OPERATIONS:
  Net investment income (loss).........................  $  154,157    $   173,109    $   711,690     $   654,458
  Capital gains income.................................      --            247,892        --              263,891
  Net realized gain (loss) on security transactions....        (352)           (96)       --               (3,790)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     (26,709)     2,003,388        --            2,721,905
                                                         -----------   ------------   ------------   -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     127,096      2,424,293        711,690       3,636,464
                                                         -----------   ------------   ------------   -------------
UNIT TRANSACTIONS:
  Purchases............................................      --            --          82,517,329         --
  Net transfers........................................   2,030,523     10,080,041    (71,001,713)     21,840,419
  Surrenders...........................................     (39,577)      (209,688)      (280,151)       (444,541)
  Net loan withdrawals.................................      12,868        (96,267)    (5,090,962)       (483,514)
  Cost of insurance and other fees.....................     (15,332)       (75,894)      (144,970)       (155,225)
                                                         -----------   ------------   ------------   -------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................   1,988,482      9,698,192      5,999,533      20,757,139
                                                         -----------   ------------   ------------   -------------
  Total increase (decrease) in net assets..............   2,115,578     12,122,485      6,711,223      24,393,603
NET ASSETS:
  Beginning of period..................................   1,085,978      4,639,977     11,484,103      10,022,751
                                                         -----------   ------------   ------------   -------------
  End of period........................................  $3,201,556    $16,762,462    $18,195,326     $34,416,354
                                                         -----------   ------------   ------------   -------------
                                                         -----------   ------------   ------------   -------------
** From inception, August 9, 1996 to December 31, 1996.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                              CAPITAL            MORTGAGE
                                                         APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         -----------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss).........................     $   221,135         $  116,672         $   180,981
  Capital gains income.................................       2,382,496           --                   787,478
  Net realized gain (loss) on security transactions....           1,256                296               4,890
  Net unrealized appreciation (depreciation) of
   investments during the period.......................       4,674,683             39,086           2,484,980
                                                         -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................       7,279,570            156,054           3,458,329
                                                         -----------------   -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................             684           --                  --
  Net transfers........................................      12,167,630            699,756           4,486,710
  Surrenders...........................................      (1,165,216)           (61,537)           (569,846)
  Net loan withdrawals.................................        (179,295)            (9,709)           (170,615)
  Cost of insurance and other fees.....................        (268,542)           (12,046)            (85,758)
                                                         -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................      10,555,261            616,464           3,660,491
                                                         -----------------   -----------------   ---------------
  Total increase (decrease) in net assets..............      17,834,831            772,518           7,118,820
NET ASSETS:
  Beginning of period..................................      29,565,036          1,456,188           9,088,386
                                                         -----------------   -----------------   ---------------
  End of period........................................     $47,399,867         $2,228,706         $16,207,206
                                                         -----------------   -----------------   ---------------
                                                         -----------------   -----------------   ---------------
* From inception, July 15, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                              CAPITAL            MORTGAGE
                                                         APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         -----------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss).........................     $   141,479         $   74,538         $   121,461
  Capital gains income.................................         852,649           --                    55,597
  Net realized gain (loss) on security transactions....           3,905               (264)              3,624
  Net unrealized appreciation (depreciation) of
   investments during the period.......................       2,844,514             (3,548)          1,040,510
                                                         -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................       3,842,547             70,726           1,221,192
                                                         -----------------   -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................        --                 --                  --
  Net transfers........................................      15,368,388            847,165           6,030,465
  Surrenders...........................................        (398,849)           (36,769)           (173,115)
  Net loan withdrawals.................................        (232,211)            (1,547)           (142,073)
  Cost of insurance and other fees.....................        (142,060)            (7,811)            (38,685)
                                                         -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................      14,595,268            801,038           5,676,592
                                                         -----------------   -----------------   ---------------
  Total increase (decrease) in net assets..............      18,437,815            871,764           6,897,784
NET ASSETS:
  Beginning of period..................................      11,127,221            584,424           2,190,602
                                                         -----------------   -----------------   ---------------
  End of period........................................     $29,565,036         $1,456,188         $ 9,088,386
                                                         -----------------   -----------------   ---------------
                                                         -----------------   -----------------   ---------------
** From inception, August 9, 1996 to December 31, 1996.

                                                           INTERNATIONAL         DIVIDEND AND      INTERNATIONAL      SMALL
                                                         OPPORTUNITIES FUND      GROWTH FUND       ADVISERS FUND   COMPANY FUND
                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                                                         ------------------   ------------------   -------------   ------------
OPERATIONS:
  Net investment income (loss).........................     $   104,356          $   341,582        $   70,580      $      811
  Capital gains income.................................         661,603              364,880             4,758          81,211
  Net realized gain (loss) on security transactions....           7,059                  462             4,567         (11,838)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................        (783,223)           3,955,206            16,688         (57,877)
                                                         ------------------   ------------------   -------------   ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................         (10,205)           4,662,130            96,593          12,307
                                                         ------------------   ------------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases............................................             712             --                 --              --
  Net transfers........................................       3,635,238            8,771,193           841,304       1,790,398
  Surrenders...........................................        (325,889)            (474,419)          (46,000)        (10,130)
  Net loan withdrawals.................................         (76,025)            (141,694)          (23,722)             (2)
  Cost of insurance and other fees.....................         (70,065)            (120,449)          (12,736)         (4,445)
                                                         ------------------   ------------------   -------------   ------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................       3,163,971            8,034,631           758,846       1,775,821
                                                         ------------------   ------------------   -------------   ------------
  Total increase (decrease) in net assets..............       3,153,766           12,696,761           855,439       1,788,128
NET ASSETS:
  Beginning of period..................................       8,255,717           11,664,736         1,424,872             983
                                                         ------------------   ------------------   -------------   ------------
  End of period........................................     $11,409,483          $24,361,497        $2,280,311      $1,789,111
                                                         ------------------   ------------------   -------------   ------------
                                                         ------------------   ------------------   -------------   ------------
* From inception, July 15, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                           INTERNATIONAL         DIVIDEND AND      INTERNATIONAL      SMALL
                                                         OPPORTUNITIES FUND      GROWTH FUND       ADVISERS FUND   COMPANY FUND
                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT**
                                                         ------------------   ------------------   -------------   ------------
OPERATIONS:
  Net investment income (loss).........................     $   104,616          $   166,958        $   39,973      $  --
  Capital gains income.................................          71,613               66,764            28,703         --
  Net realized gain (loss) on security transactions....            (826)                 582            (2,872)        --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................         450,264            1,210,967            25,925             (17)
                                                         ------------------   ------------------   -------------   ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................         625,667            1,445,271            91,729             (17)
                                                         ------------------   ------------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases............................................        --                   --                 --                1,000
  Net transfers........................................       5,773,754            7,935,692         1,218,628         --
  Surrenders...........................................         (98,814)            (137,508)          (13,045)        --
  Net loan withdrawals.................................         (48,108)             (65,640)               (4)        --
  Cost of insurance and other fees.....................         (34,733)             (46,158)           (5,555)        --
                                                         ------------------   ------------------   -------------   ------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................       5,592,099            7,686,386         1,200,024           1,000
                                                         ------------------   ------------------   -------------   ------------
  Total increase (decrease) in net assets..............       6,217,766            9,131,657         1,291,753             983
NET ASSETS:
  Beginning of period..................................       2,037,951            2,533,079           133,119         --
                                                         ------------------   ------------------   -------------   ------------
  End of period........................................     $ 8,255,717          $11,664,736        $1,424,872      $      983
                                                         ------------------   ------------------   -------------   ------------
                                                         ------------------   ------------------   -------------   ------------
** From inception, August 9, 1996 to December 31, 1996.

                                                            MIDCAP
                                                             FUND
                                                         SUB-ACCOUNT*
                                                         ------------
OPERATIONS:
  Net investment income (loss).........................    $    156
  Capital gains income.................................      --
  Net realized gain (loss) on security transactions....          (3)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................       3,294
                                                         ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................       3,447
                                                         ------------
UNIT TRANSACTIONS:
  Purchases............................................       1,000
  Net transfers........................................     170,709
  Surrenders...........................................        (525)
  Net loan withdrawals.................................      --
  Cost of insurance and other fees.....................        (128)
                                                         ------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................     171,056
                                                         ------------
  Total increase (decrease) in net assets..............     174,503
NET ASSETS:
  Beginning of period..................................      --
                                                         ------------
  End of period........................................    $174,503
                                                         ------------
                                                         ------------
* From inception, July 15, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
OPERATIONS:
  Net investment income (loss).........................
  Capital gains income.................................
  Net realized gain (loss) on security transactions....
  Net unrealized appreciation (depreciation) of
   investments during the period.......................
  Net increase (decrease) in net assets resulting from
   operations..........................................
UNIT TRANSACTIONS:
  Purchases............................................
  Net transfers........................................
  Surrenders...........................................
  Net loan withdrawals.................................
  Cost of insurance and other fees.....................
  Net increase (decrease) in net assets resulting from
   unit transactions...................................
  Total increase (decrease) in net assets..............
NET ASSETS:
  Beginning of period..................................
  End of period........................................
** From inception, August 9, 1996 to December 31, 1996.

--------------------------------------------------------------------------------

                             SEPARATE ACCOUNT FIVE
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-one sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford Mutual Funds (the Funds). The thirteen sub-accounts which invest in Dean Witter Select Dimensions Portfolios and the sixteen sub-accounts which invest in Putnam VT Funds are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)         $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................            $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................            $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                       PART II

                          CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of      pages.

     The undertaking to file reports.

     The Rule 484 undertaking.

     The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

     (A1) Resolution of Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (A2)      Not applicable.

     (A3a)     Principal Underwriting Agreement.(2)

     (A3b)     Forms of Selling Agreements.(2)

     (A3c)     Not applicable.

     (A4)      Not applicable.

     (A5)      Form of Modified Single Premium Variable Life Insurance
               Policy.(1)

     (A6a)     Charter of Hartford.(3)


------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-83654, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-83654, dated May 1, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 4, to the Registration Statement File No. 33-83654, filed on April 15, 1997.

     (A6b)     Bylaws of Hartford.(2)

     (A7)      Not applicable.

     (A8)      Not applicable.

     (A9)      Not applicable.

     (A10) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (A11)     Memorandum describing transfer and redemption procedures.(1)

(2) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1 (b) or (c) of Part I.

(4)  Not Applicable.

(5)  Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)  Consent of Arthur Andersen LLP, Independent Public Accountants.


(7)  Power of Attorney.


(8)  Not applicable.

                      REPRESENTATION OF REASONABLENESS OF FEES

Hartford Life Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                             UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

            UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)

1. Separate Account Five meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.

                           UNDERTAKING ON INDEMNIFICATION

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been an employee or officer of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.



Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.


Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

INFORMATION REGARDING CERTAIN SALES LOADS, ADMINISTRATIVE, MANAGEMENT AND OTHER FEES


Separate Account Five of Hartford Life Insurance Company was established to separate the assets funding the Policies from other assets of Hartford. In addition to the Policies described in this Prospectus the Separate Account holds assets of several other Registration Statements. In 1995, the Separate Account received approximately $71,340,308 in policyholder premiums. In the same year it charged policyholders approximately $582,077 in sales load, administrative, management and other fees ("Separate Account Charges"). In 1996 policyholder premium was $107,397,075 with the associated Separate Account Charges equaled approximately $3,215,096. In 1997 policyholder premium for the entire Separate Account equaled $73,692,511 with Separate Account Charges for the same time period being $5,654,757.


OFFICERS AND DIRECTORS

The principal underwriter for Hartford Life Insurance Company Separate Account Five is Hartford Securities Distribution Company, Inc. The following is a list of Officers and Directors:

               Name and Principal       Positions and Offices
                Business Address          With Underwriter
               ------------------       ---------------------

               Lowndes A. Smith         President and Chief Executive Officer,
                                         Director
               John P. Ginnetti         Executive Vice President, Director
               Thomas M. Marra          Executive Vice President, Director
               Peter W. Cummins         Senior Vice President
               Lynda Godkin             Senior Vice President, General Counsel
                                         and Corporate Secretary
               Donald E. Waggaman, Jr.  Treasurer
               George R. Jay            Controller





     Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the Town of Simsbury, and State of Connecticut, on the 13th day of April, 1998.

          HARTFORD LIFE INSURANCE COMPANY -
          SEPARATE ACCOUNT FIVE (Registrant)

                    By:    /s/ Gregory A. Boyko
                              -----------------------------------
                              Gregory A. Boyko, Senior Vice President, Chief
                                 Financial Officer and Treasurer, Director

          HARTFORD LIFE INSURANCE COMPANY (Depositor)

                    By:    /s/ Gregory A. Boyko
                              -----------------------------------
                              Gregory A. Boyko, Senior Vice President, Chief
                                 Financial Officer and Treasurer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
    Chief Financial Officer, and Treasurer,
    Director*
John P. Ginnetti, Executive Vice
   President, Director*
Lynda Godkin, Senior Vice President,
    General Counsel, and Corporate
    Secretary, Director*
Thomas M. Marra, Executive Vice              *By: /s/ Lynda Godkin
   President, Director*                           ------------------
Lowndes A. Smith, President,                      Lynda Godkin
   Chief Executive Officer, Director *            Attorney-In-Fact
Raymond P. Welnicki, Senior Vice
   President, Director*                       Dated:   April 13, 1998
Lizabeth H. Zlatkus, Senior Vice President
   Director*
David M. Znamierowski, Senior Vice
   President, Director*

                                   EXHIBIT INDEX



(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

(5)       Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)       Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)       Power of Attorney.